Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Total Market Index Portfolio
March 31, 2024
VTMI-NPRT1-0524
1.9887334.105
Common Stocks - 98.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.2%
Diversified Telecommunication Services - 0.6%
Anterix, Inc. (a)	410	13,780
AST SpaceMobile, Inc. (a)(b)	1,546	4,483
AT&T, Inc.	132,148	2,325,805
ATN International, Inc.	209	6,585
Bandwidth, Inc. (a)	408	7,450
Cogent Communications Group, Inc.	783	51,153
Consolidated Communications Holdings, Inc. (a)	1,425	6,156
Frontier Communications Parent, Inc. (a)(b)	4,132	101,234
Globalstar, Inc. (a)(b)	13,040	19,169
IDT Corp. Class B	339	12,818
Iridium Communications, Inc.	2,248	58,808
Liberty Global Ltd.:
Class A	3,013	50,980
Class C (b)	3,789	66,838
Liberty Latin America Ltd. Class C (a)	2,940	20,551
Lumen Technologies, Inc. (a)(b)	18,075	28,197
Shenandoah Telecommunications Co.	883	15,338
Verizon Communications, Inc.	77,687	3,259,747
		6,049,092
Entertainment - 1.3%
AMC Entertainment Holdings, Inc. Class A (b)	4,381	16,297
Atlanta Braves Holdings, Inc.	706	27,576
Atlanta Braves Holdings, Inc. Class A (b)	257	10,768
Cinemark Holdings, Inc. (a)(b)	1,913	34,377
Electronic Arts, Inc.	4,511	598,474
Endeavor Group Holdings, Inc.	3,488	89,746
Eventbrite, Inc. (a)	1,601	8,773
Liberty Media Corp. Liberty Formula One:
Class A	432	25,376
Class C	3,865	253,544
Liberty Media Corp. Liberty Live:
Class C	665	29,140
Series A	545	23,081
Lions Gate Entertainment Corp.:
Class A (a)(b)	2,018	20,079
Class B (a)	1,359	12,652
Live Nation Entertainment, Inc. (a)	2,623	277,435
Madison Square Garden Entertainment Corp.	730	28,623
Madison Square Garden Sports Corp. (a)	302	55,725
Marcus Corp. (b)	404	5,761
Netflix, Inc. (a)	8,087	4,911,478
Playtika Holding Corp.	1,183	8,340
Roblox Corp. (a)	9,021	344,422
Roku, Inc. Class A (a)	2,316	150,934
Skillz, Inc. (a)(b)	209	1,356
Sphere Entertainment Co. (a)	489	24,000
Take-Two Interactive Software, Inc. (a)	2,920	433,591
The Walt Disney Co.	33,810	4,136,992
TKO Group Holdings, Inc.	1,122	96,952
Vivid Seats, Inc. Class A (a)	957	5,732
Warner Bros Discovery, Inc. (a)	41,089	358,707
Warner Music Group Corp. Class A	2,596	85,720
		12,075,651
Interactive Media & Services - 5.4%
Alphabet, Inc.:
Class A (a)	109,223	16,485,027
Class C (a)	92,141	14,029,389
Angi, Inc. (a)(b)	1,188	3,113
Bumble, Inc. (a)	1,755	19,919
CarGurus, Inc. Class A (a)	1,556	35,912
Cars.com, Inc. (a)	1,142	19,620
EverQuote, Inc. Class A (a)	419	7,777
fuboTV, Inc. (a)(b)	5,295	8,366
IAC, Inc. (a)	1,263	67,368
Match Group, Inc. (a)	5,033	182,597
MediaAlpha, Inc. Class A (a)	357	7,272
Meta Platforms, Inc. Class A	41,010	19,913,636
Nextdoor Holdings, Inc. (a)	3,086	6,944
Pinterest, Inc. Class A (a)	10,840	375,823
QuinStreet, Inc. (a)	940	16,600
Rumble, Inc. (a)(b)	1,466	11,845
Shutterstock, Inc. (b)	435	19,927
Snap, Inc. Class A (a)	19,061	218,820
TripAdvisor, Inc. (a)	2,042	56,747
Vimeo, Inc. (a)	2,674	10,937
Yelp, Inc. (a)	1,256	49,486
Ziff Davis, Inc. (a)	879	55,412
ZipRecruiter, Inc. (a)	1,369	15,730
Zoominfo Technologies, Inc. (a)	5,553	89,015
		51,707,282
Media - 0.7%
Altice U.S.A., Inc. Class A (a)	3,995	10,427
AMC Networks, Inc. Class A (a)	549	6,659
Boston Omaha Corp. (a)	345	5,334
Cable One, Inc.	88	37,235
Cardlytics, Inc. (a)(b)	672	9,737
Charter Communications, Inc. Class A (a)	1,860	540,572
Clear Channel Outdoor Holdings, Inc. (a)	6,076	10,025
Comcast Corp. Class A	74,199	3,216,527
E.W. Scripps Co. Class A (a)	1,015	3,989
EchoStar Corp. Class A (a)(b)	2,140	30,495
Entravision Communication Corp. Class A	925	1,517
Fox Corp.:
Class A	4,513	141,122
Class B	2,537	72,609
Gannett Co., Inc. (a)	2,835	6,917
Gray Television, Inc.	1,448	9,151
iHeartMedia, Inc. (a)	1,604	3,352
Integral Ad Science Holding Corp. (a)	1,179	11,755
Interpublic Group of Companies, Inc.	7,108	231,934
John Wiley & Sons, Inc. Class A	778	29,665
Liberty Broadband Corp.:
Class A (a)	570	32,558
Class C (a)	1,868	106,906
Liberty Media Corp. Liberty SiriusXM	2,822	83,842
Liberty Media Corp. Liberty SiriusXM Class A	1,317	39,115
Magnite, Inc. (a)	2,148	23,091
News Corp.:
Class A	6,876	180,014
Class B	2,287	61,886
Nexstar Media Group, Inc. Class A	602	103,719
Omnicom Group, Inc.	3,665	354,625
Paramount Global:
Class A (b)	113	2,467
Class B	9,089	106,978
PubMatic, Inc. (a)	723	17,150
Scholastic Corp.	491	18,516
Sinclair, Inc. Class A (b)	685	9,227
Sirius XM Holdings, Inc. (b)	11,819	45,858
Stagwell, Inc. (a)	1,912	11,893
TechTarget, Inc. (a)	468	15,481
TEGNA, Inc.	3,595	53,709
The New York Times Co. Class A	3,042	131,475
The Trade Desk, Inc. (a)	8,249	721,128
Thryv Holdings, Inc. (a)	583	12,960
WideOpenWest, Inc. (a)	805	2,914
		6,514,534
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	1,099	9,649
NII Holdings, Inc. (a)(c)	363	0
Spok Holdings, Inc.	384	6,125
T-Mobile U.S., Inc.	9,394	1,533,289
Telephone & Data Systems, Inc.	1,804	28,900
U.S. Cellular Corp. (a)	241	8,797
		1,586,760
TOTAL COMMUNICATION SERVICES		77,933,319
CONSUMER DISCRETIONARY - 10.4%
Automobile Components - 0.2%
Adient PLC (a)	1,769	58,235
American Axle & Manufacturing Holdings, Inc. (a)	2,102	15,471
Aptiv PLC (a)	5,233	416,808
Atmus Filtration Technologies, Inc.	261	8,417
Autoliv, Inc.	1,389	167,277
BorgWarner, Inc.	4,355	151,293
Dana, Inc.	2,361	29,985
Dorman Products, Inc. (a)	540	52,051
Fox Factory Holding Corp. (a)	818	42,593
Garrett Motion, Inc. (a)	2,573	25,576
Gentex Corp.	4,318	155,966
Gentherm, Inc. (a)	586	33,742
Holley, Inc. (a)	847	3,778
LCI Industries	464	57,100
Lear Corp.	1,082	156,760
Luminar Technologies, Inc. (a)(b)	5,045	9,939
Mobileye Global, Inc. (a)(b)	1,401	45,042
Modine Manufacturing Co. (a)	949	90,335
Motorcar Parts of America, Inc. (a)	347	2,790
Patrick Industries, Inc.	381	45,518
Phinia, Inc.	904	34,741
QuantumScape Corp. Class A (a)(b)	6,255	39,344
Solid Power, Inc. (a)(b)	2,674	5,428
Standard Motor Products, Inc.	350	11,743
Stoneridge, Inc. (a)	495	9,128
The Goodyear Tire & Rubber Co. (a)	5,314	72,961
Visteon Corp. (a)	508	59,746
XPEL, Inc. (a)	393	21,230
		1,822,997
Automobiles - 1.2%
Canoo, Inc. (a)(b)	595	2,124
Ford Motor Co.	72,701	965,469
General Motors Co.	25,307	1,147,672
Harley-Davidson, Inc.	2,371	103,708
Lucid Group, Inc. Class A (a)(b)	16,307	46,475
Mullen Automotive, Inc. (a)(b)	84	437
Rivian Automotive, Inc. (a)(b)	12,489	136,755
Tesla, Inc. (a)	51,100	8,982,869
Thor Industries, Inc.	992	116,401
Winnebago Industries, Inc.	533	39,442
Workhorse Group, Inc. (a)(b)	3,415	801
		11,542,153
Broadline Retail - 3.3%
Amazon.com, Inc. (a)	168,019	30,307,267
Big Lots, Inc.	451	1,953
ContextLogic, Inc. (a)(b)	284	1,616
Dillard's, Inc. Class A	61	28,770
eBay, Inc.	9,591	506,213
Etsy, Inc. (a)	2,223	152,765
Groupon, Inc. (a)(b)	411	5,483
Kohl's Corp.	2,024	59,000
Macy's, Inc. (b)	5,093	101,809
Nordstrom, Inc. (b)	1,750	35,473
Ollie's Bargain Outlet Holdings, Inc. (a)	1,158	92,142
Qurate Retail, Inc. Series A (a)	6,915	8,505
		31,300,996
Distributors - 0.1%
Genuine Parts Co.	2,584	400,339
LKQ Corp.	4,938	263,739
Pool Corp.	715	288,503
		952,581
Diversified Consumer Services - 0.1%
2U, Inc. (a)(b)	1,274	496
ADT, Inc.	3,993	26,833
Adtalem Global Education, Inc. (a)	767	39,424
American Public Education, Inc. (a)	314	4,459
Bright Horizons Family Solutions, Inc. (a)	1,075	121,862
Carriage Services, Inc.	238	6,436
Chegg, Inc. (a)	2,150	16,276
Coursera, Inc. (a)	1,917	26,876
Duolingo, Inc. (a)	662	146,024
European Wax Center, Inc. (a)(b)	596	7,736
Frontdoor, Inc. (a)	1,442	46,980
Graham Holdings Co.	68	52,202
Grand Canyon Education, Inc. (a)	552	75,188
H&R Block, Inc.	2,672	131,222
Laureate Education, Inc. Class A	2,621	38,188
Mister Car Wash, Inc. (a)(b)	1,679	13,012
Nerdy, Inc. Class A (a)	1,110	3,230
OneSpaWorld Holdings Ltd. (a)	1,601	21,181
Perdoceo Education Corp.	1,221	21,441
Service Corp. International	2,735	202,964
Strategic Education, Inc.	395	41,127
Stride, Inc. (a)	723	45,585
Udemy, Inc. (a)	1,587	17,425
WW International, Inc. (a)	1,348	2,494
		1,108,661
Hotels, Restaurants & Leisure - 2.1%
Accel Entertainment, Inc. (a)	1,051	12,391
Airbnb, Inc. Class A (a)	8,036	1,325,619
Aramark	4,842	157,462
Bally's Corp. (a)(b)	567	7,904
BJ's Restaurants, Inc. (a)	438	15,847
Bloomin' Brands, Inc.	1,568	44,970
Booking Holdings, Inc.	645	2,339,983
Bowlero Corp. Class A (b)	681	9,330
Boyd Gaming Corp.	1,307	87,987
Brinker International, Inc. (a)	811	40,290
Caesars Entertainment, Inc. (a)	4,010	175,397
Carnival Corp. (a)	18,635	304,496
Chipotle Mexican Grill, Inc. (a)	507	1,473,732
Choice Hotels International, Inc. (b)	467	59,005
Churchill Downs, Inc.	1,265	156,544
Chuy's Holdings, Inc. (a)(b)	299	10,085
Cracker Barrel Old Country Store, Inc. (b)	395	28,728
Darden Restaurants, Inc. (b)	2,223	371,574
Dave & Buster's Entertainment, Inc. (a)(b)	616	38,562
Denny's Corp. (a)	976	8,745
Dine Brands Global, Inc.	288	13,386
Domino's Pizza, Inc.	645	320,488
Doordash, Inc. (a)	5,619	773,849
Draftkings Holdings, Inc. (a)	8,617	391,298
Dutch Bros, Inc. (a)	995	32,835
El Pollo Loco Holdings, Inc. (a)	479	4,665
Everi Holdings, Inc. (a)	1,619	16,271
Expedia Group, Inc. (a)	2,464	339,416
First Watch Restaurant Group, Inc. (a)	415	10,217
Golden Entertainment, Inc.	393	14,474
Hilton Grand Vacations, Inc. (a)	1,295	61,137
Hilton Worldwide Holdings, Inc.	4,733	1,009,596
Hyatt Hotels Corp. Class A	818	130,569
Inspired Entertainment, Inc. (a)	431	4,250
Jack in the Box, Inc.	364	24,927
Krispy Kreme, Inc. (b)	1,558	23,736
Kura Sushi U.S.A., Inc. Class A (a)(b)	105	12,092
Las Vegas Sands Corp.	6,842	353,731
Life Time Group Holdings, Inc. (a)	1,021	15,846
Light & Wonder, Inc. Class A (a)	1,670	170,490
Lindblad Expeditions Holdings (a)	712	6,643
Marriott International, Inc. Class A	4,556	1,149,524
Marriott Vacations Worldwide Corp.	603	64,961
McDonald's Corp.	13,400	3,778,130
MGM Resorts International (a)	5,064	239,071
Monarch Casino & Resort, Inc.	239	17,923
Norwegian Cruise Line Holdings Ltd. (a)(b)	7,871	164,740
Papa John's International, Inc. (b)	601	40,027
Penn Entertainment, Inc. (a)(b)	2,761	50,278
Planet Fitness, Inc. (a)	1,595	99,895
Playa Hotels & Resorts NV (a)	1,903	18,459
PlayAGS, Inc. (a)	778	6,986
Portillo's, Inc. (a)	825	11,699
RCI Hospitality Holdings, Inc.	160	9,280
Red Robin Gourmet Burgers, Inc. (a)(b)	296	2,267
Red Rock Resorts, Inc.	882	52,761
Royal Caribbean Cruises Ltd. (a)	4,357	605,667
Rush Street Interactive, Inc. (a)	1,273	8,287
Sabre Corp. (a)	6,749	16,333
Shake Shack, Inc. Class A (a)	685	71,261
Six Flags Entertainment Corp. (a)	1,389	36,558
Soho House & Co., Inc. Class A (a)(b)	664	3,765
Sonder Holdings, Inc. (a)(b)	149	441
Starbucks Corp.	21,112	1,929,426
Sweetgreen, Inc. Class A (a)	1,701	42,967
Target Hospitality Corp. (a)	475	5,163
Texas Roadhouse, Inc. Class A	1,236	190,925
The Cheesecake Factory, Inc. (b)	830	30,005
Travel+Leisure Co.	1,313	64,284
United Parks & Resorts, Inc. (a)	645	36,255
Vail Resorts, Inc. (b)	707	157,541
Wendy's Co.	3,049	57,443
Wingstop, Inc.	545	199,688
Wyndham Hotels & Resorts, Inc.	1,544	118,502
Wynn Resorts Ltd.	1,781	182,072
Xponential Fitness, Inc. (a)	424	7,013
Yum! Brands, Inc.	5,178	717,930
		20,586,094
Household Durables - 0.6%
Beazer Homes U.S.A., Inc. (a)	556	18,237
Cavco Industries, Inc. (a)	146	58,263
Century Communities, Inc.	519	50,084
D.R. Horton, Inc.	5,566	915,885
Dream Finders Homes, Inc. (a)(b)	422	18,454
Ethan Allen Interiors, Inc.	397	13,724
Garmin Ltd.	2,825	420,558
GoPro, Inc. Class A (a)	2,289	5,104
Green Brick Partners, Inc. (a)	464	27,947
Helen of Troy Ltd. (a)(b)	431	49,668
Hovnanian Enterprises, Inc. Class A (a)	84	13,183
Installed Building Products, Inc. (b)	441	114,100
iRobot Corp. (a)(b)	505	4,424
KB Home	1,427	101,146
La-Z-Boy, Inc.	792	29,795
Leggett & Platt, Inc.	2,423	46,400
Lennar Corp.:
Class A	4,620	794,548
Class B	241	37,157
LGI Homes, Inc. (a)	375	43,639
Lovesac (a)	266	6,012
M.D.C. Holdings, Inc.	1,126	70,837
M/I Homes, Inc. (a)	528	71,961
Meritage Homes Corp.	684	120,015
Mohawk Industries, Inc. (a)	982	128,534
Newell Brands, Inc.	7,228	58,041
NVR, Inc. (a)	59	477,898
PulteGroup, Inc.	3,978	479,826
Purple Innovation, Inc.	1,233	2,145
Skyline Champion Corp. (a)	977	83,055
Sonos, Inc. (a)	2,327	44,353
Taylor Morrison Home Corp. (a)	2,007	124,775
Tempur Sealy International, Inc.	3,191	181,313
Toll Brothers, Inc.	1,984	256,670
TopBuild Corp. (a)	587	258,709
Traeger, Inc. (a)	993	2,512
TRI Pointe Homes, Inc. (a)	1,825	70,555
Tupperware Brands Corp. (a)(b)	630	844
Universal Electronics, Inc. (a)	188	1,882
Vizio Holding Corp. (a)(b)	1,998	21,858
Whirlpool Corp.	1,020	122,023
Worthington Enterprises, Inc.	553	34,413
ZAGG, Inc. rights (a)(c)	132	0
		5,380,547
Leisure Products - 0.1%
Acushnet Holdings Corp. (b)	540	35,613
AMMO, Inc. (a)	1,377	3,787
Brunswick Corp.	1,286	124,125
Clarus Corp.	558	3,767
Funko, Inc. (a)(b)	750	4,680
Hasbro, Inc.	2,424	137,004
JAKKS Pacific, Inc. (a)	142	3,507
Johnson Outdoors, Inc. Class A	114	5,257
Latham Group, Inc. (a)	798	3,160
Malibu Boats, Inc. Class A (a)	363	15,711
MasterCraft Boat Holdings, Inc. (a)	240	5,693
Mattel, Inc. (a)	6,579	130,330
Peloton Interactive, Inc. Class A (a)(b)	6,127	26,254
Polaris, Inc.	998	99,920
Smith & Wesson Brands, Inc.	793	13,766
Solo Brands, Inc. Class A (a)(b)	563	1,222
Sturm, Ruger & Co., Inc.	325	14,999
Topgolf Callaway Brands Corp. (a)	2,751	44,484
Vista Outdoor, Inc. (a)	1,048	34,353
YETI Holdings, Inc. (a)	1,638	63,145
		770,777
Specialty Retail - 2.2%
1-800-FLOWERS.com, Inc. Class A (a)	501	5,426
Abercrombie & Fitch Co. Class A (a)	932	116,808
Academy Sports & Outdoors, Inc.	1,392	94,016
Advance Auto Parts, Inc.	1,114	94,790
America's Car Mart, Inc. (a)	101	6,451
American Eagle Outfitters, Inc.	3,381	87,196
Arhaus, Inc. (b)	708	10,896
Arko Corp.	1,353	7,712
Asbury Automotive Group, Inc. (a)	388	91,483
AutoNation, Inc. (a)	473	78,319
AutoZone, Inc. (a)	326	1,027,438
BARK, Inc. (a)(b)	1,827	2,265
Bath & Body Works, Inc.	4,210	210,584
Best Buy Co., Inc. (b)	3,583	293,913
Beyond, Inc. (a)	798	28,656
Big 5 Sporting Goods Corp. (b)	445	1,566
Boot Barn Holdings, Inc. (a)	552	52,523
Build-A-Bear Workshop, Inc. (b)	243	7,258
Burlington Stores, Inc. (a)	1,200	278,628
Caleres, Inc.	621	25,480
Camping World Holdings, Inc. (b)	780	21,723
CarMax, Inc. (a)	2,938	255,929
CarParts.com, Inc. (a)	760	1,231
Carvana Co. Class A (a)(b)	1,898	166,853
Chewy, Inc. (a)(b)	2,323	36,959
Citi Trends, Inc. (a)(b)	173	4,693
Designer Brands, Inc. Class A (b)	868	9,487
Destination XL Group, Inc. (a)	893	3,215
Dick's Sporting Goods, Inc.	1,135	255,216
EVgo, Inc. Class A (a)(b)	1,672	4,197
Five Below, Inc. (a)	1,031	187,003
Floor & Decor Holdings, Inc. Class A (a)(b)	1,973	255,740
Foot Locker, Inc.	1,508	42,978
GameStop Corp. Class A (a)(b)	5,082	63,627
Gap, Inc.	4,011	110,503
Genesco, Inc. (a)	174	4,896
Group 1 Automotive, Inc.	251	73,350
GrowGeneration Corp. (a)(b)	943	2,697
Guess?, Inc. (b)	521	16,396
Haverty Furniture Companies, Inc.	229	7,813
Hibbett, Inc. (b)	229	17,589
Lands' End, Inc. (a)	235	2,559
Lazydays Holdings, Inc. (a)(b)	230	927
Leslie's, Inc. (a)(b)	3,381	21,977
Lithia Motors, Inc. Class A (sub. vtg.)	511	153,739
LL Flooring Holdings, Inc. (a)	519	950
Lowe's Companies, Inc.	10,660	2,715,422
MarineMax, Inc. (a)	367	12,206
Monro, Inc.	558	17,599
Murphy U.S.A., Inc.	359	150,493
National Vision Holdings, Inc. (a)	1,395	30,913
O'Reilly Automotive, Inc. (a)	1,093	1,233,866
OneWater Marine, Inc. Class A (a)(b)	163	4,588
Penske Automotive Group, Inc.	355	57,506
Petco Health & Wellness Co., Inc. (a)(b)	1,354	3,087
PetMed Express, Inc. (b)	361	1,729
Revolve Group, Inc. (a)(b)	765	16,195
RH (a)	292	101,692
Ross Stores, Inc.	6,246	916,663
Sally Beauty Holdings, Inc. (a)	1,953	24,256
Shoe Carnival, Inc. (b)	338	12,384
Signet Jewelers Ltd.	842	84,259
Sleep Number Corp. (a)	377	6,043
Sonic Automotive, Inc. Class A (sub. vtg.)	311	17,708
Sportsman's Warehouse Holdings, Inc. (a)	582	1,810
Stitch Fix, Inc. (a)	1,720	4,541
The Aaron's Co., Inc.	501	3,758
The Buckle, Inc.	536	21,585
The Cato Corp. Class A (sub. vtg.)	216	1,246
The Children's Place, Inc. (a)	203	2,343
The Container Store Group, Inc. (a)	393	448
The Home Depot, Inc.	18,470	7,085,092
The ODP Corp. (a)	595	31,565
The RealReal, Inc. (a)(b)	1,574	6,154
thredUP, Inc. (a)(b)	1,360	2,720
Tilly's, Inc. (a)	432	2,938
TJX Companies, Inc.	21,124	2,142,396
Tractor Supply Co.	1,998	522,917
Ulta Beauty, Inc. (a)	909	475,298
Upbound Group, Inc.	874	30,774
Urban Outfitters, Inc. (a)	1,077	46,763
Valvoline, Inc. (a)(b)	2,577	114,857
Victoria's Secret & Co. (a)	1,400	27,132
Vroom, Inc. (a)	27	363
Warby Parker, Inc. (a)	1,403	19,095
Wayfair LLC Class A (a)(b)	1,719	116,686
Williams-Sonoma, Inc.	1,185	376,273
Winmark Corp.	50	18,085
Zumiez, Inc. (a)	290	4,405
		20,709,508
Textiles, Apparel & Luxury Goods - 0.5%
Allbirds, Inc. Class A (a)(b)	1,689	1,172
Capri Holdings Ltd. (a)	2,164	98,029
Carter's, Inc.	670	56,736
Columbia Sportswear Co. (b)	630	51,143
Crocs, Inc. (a)	1,123	161,487
Deckers Outdoor Corp. (a)	475	447,099
Figs, Inc. Class A (a)(b)	2,332	11,613
Fossil Group, Inc. (a)	788	804
G-III Apparel Group Ltd. (a)	716	20,771
Hanesbrands, Inc. (a)	6,232	36,146
Kontoor Brands, Inc. (b)	945	56,936
Levi Strauss & Co. Class A (b)	1,800	35,982
lululemon athletica, Inc. (a)	2,128	831,303
Movado Group, Inc.	280	7,820
NIKE, Inc. Class B	22,618	2,125,640
Oxford Industries, Inc.	264	29,674
PVH Corp.	1,122	157,764
Ralph Lauren Corp.	735	138,004
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,480	151,925
Steven Madden Ltd.	1,272	53,780
Tapestry, Inc.	4,250	201,790
Under Armour, Inc.:
Class A (sub. vtg.) (a)	5,581	41,188
Class C (non-vtg.) (a)	1,385	9,889
Unifi, Inc. (a)	384	2,300
VF Corp.	6,187	94,909
Wolverine World Wide, Inc.	1,500	16,815
		4,840,719
TOTAL CONSUMER DISCRETIONARY		99,015,033
CONSUMER STAPLES - 5.5%
Beverages - 1.3%
Boston Beer Co., Inc. Class A (a)	170	51,751
Brown-Forman Corp. Class B (non-vtg.)	3,393	175,147
Celsius Holdings, Inc. (a)	2,741	227,284
Coca-Cola Consolidated, Inc. Consolidated	89	75,330
Constellation Brands, Inc. Class A (sub. vtg.)	2,987	811,747
Duckhorn Portfolio, Inc. (a)	696	6,480
Keurig Dr. Pepper, Inc.	18,609	570,738
MGP Ingredients, Inc.	291	25,064
Molson Coors Beverage Co. Class B	3,427	230,466
Monster Beverage Corp. (a)	13,647	808,994
National Beverage Corp. (a)(b)	415	19,696
PepsiCo, Inc.	25,397	4,444,729
The Coca-Cola Co.	71,841	4,395,232
The Vita Coco Co., Inc. (a)	520	12,704
		11,855,362
Consumer Staples Distribution & Retail - 1.7%
Albertsons Companies, Inc.	7,433	159,364
Andersons, Inc.	587	33,676
BJ's Wholesale Club Holdings, Inc. (a)	2,477	187,385
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)(c)	142	0
warrants 11/4/28 (a)(c)	142	0
warrants 11/4/28 (a)(c)	142	0
Casey's General Stores, Inc.	689	219,412
Chefs' Warehouse Holdings (a)	626	23,575
Costco Wholesale Corp.	8,179	5,992,181
Dollar General Corp.	4,057	633,135
Dollar Tree, Inc. (a)	3,863	514,358
Grocery Outlet Holding Corp. (a)	1,804	51,919
Ingles Markets, Inc. Class A	257	19,707
Kroger Co.	12,225	698,414
Performance Food Group Co. (a)	2,871	214,291
PriceSmart, Inc.	481	40,404
SpartanNash Co.	609	12,308
Sprouts Farmers Market LLC (a)	1,882	121,351
Sysco Corp.	9,306	755,461
Target Corp.	8,529	1,511,424
U.S. Foods Holding Corp. (a)	4,181	225,649
United Natural Foods, Inc. (a)	1,113	12,788
Walgreens Boots Alliance, Inc.	13,286	288,173
Walmart, Inc.	79,036	4,755,596
Weis Markets, Inc.	287	18,483
		16,489,054
Food Products - 0.8%
Alico, Inc.	108	3,162
Archer Daniels Midland Co.	9,860	619,307
B&G Foods, Inc. Class A (b)	1,403	16,050
Benson Hill, Inc. (a)	2,160	433
Beyond Meat, Inc. (a)(b)	1,187	9,828
BRC, Inc. Class A (a)(b)	606	2,594
Bunge Global SA	2,688	275,574
Cal-Maine Foods, Inc.	749	44,079
Calavo Growers, Inc. (b)	333	9,261
Campbell Soup Co.	3,641	161,842
Conagra Brands, Inc.	8,855	262,462
Darling Ingredients, Inc. (a)	2,965	137,902
Flowers Foods, Inc.	3,618	85,928
Fresh Del Monte Produce, Inc.	637	16,505
Freshpet, Inc. (a)(b)	893	103,463
General Mills, Inc.	10,741	751,548
Hormel Foods Corp.	5,361	187,045
Ingredion, Inc.	1,206	140,921
J&J Snack Foods Corp.	277	40,043
John B. Sanfilippo & Son, Inc.	163	17,265
Kellanova	4,881	279,632
Lamb Weston Holdings, Inc.	2,679	285,394
Lancaster Colony Corp.	383	79,522
McCormick & Co., Inc. (non-vtg.)	4,651	357,243
Mission Produce, Inc. (a)(b)	814	9,662
Mondelez International, Inc.	25,123	1,758,610
Pilgrim's Pride Corp. (a)	737	25,294
Post Holdings, Inc. (a)	946	100,541
Seaboard Corp.	5	16,120
Seneca Foods Corp. Class A (a)	90	5,121
The Hain Celestial Group, Inc. (a)	1,681	13,213
The Hershey Co.	2,770	538,765
The J.M. Smucker Co.	1,965	247,335
The Kraft Heinz Co.	14,731	543,574
The Simply Good Foods Co. (a)	1,711	58,225
Tootsie Roll Industries, Inc.	301	9,641
TreeHouse Foods, Inc. (a)	916	35,678
Tyson Foods, Inc. Class A	5,279	310,036
Utz Brands, Inc. Class A (b)	1,236	22,792
Vital Farms, Inc. (a)	521	12,113
Westrock Coffee Holdings (a)(b)	497	5,134
Whole Earth Brands, Inc. Class A (a)(b)	531	2,565
WK Kellogg Co.	1,201	22,579
		7,624,001
Household Products - 1.1%
Central Garden & Pet Co. (a)	24	1,028
Central Garden & Pet Co. Class A (non-vtg.)	1,215	44,858
Church & Dwight Co., Inc.	4,553	474,923
Colgate-Palmolive Co.	15,186	1,367,499
Energizer Holdings, Inc.	1,193	35,122
Kimberly-Clark Corp.	6,238	806,885
Procter & Gamble Co.	43,521	7,061,282
Reynolds Consumer Products, Inc.	1,005	28,703
Spectrum Brands Holdings, Inc.	645	57,411
The Clorox Co.	2,294	351,234
WD-40 Co.	248	62,821
		10,291,766
Personal Care Products - 0.2%
BellRing Brands, Inc. (a)	2,438	143,915
Coty, Inc. Class A (a)	7,024	84,007
Edgewell Personal Care Co.	908	35,085
elf Beauty, Inc. (a)	1,021	200,147
Estee Lauder Companies, Inc. Class A	4,297	662,383
Herbalife Ltd. (a)(b)	1,762	17,708
Inter Parfums, Inc.	342	48,054
Kenvue, Inc.	31,862	683,759
MediFast, Inc.	198	7,587
Nu Skin Enterprises, Inc. Class A	927	12,820
The Beauty Health Co. (a)	1,306	5,799
The Honest Co., Inc. (a)	1,044	4,228
USANA Health Sciences, Inc. (a)	192	9,312
		1,914,804
Tobacco - 0.4%
Altria Group, Inc.	32,674	1,425,240
Philip Morris International, Inc.	28,671	2,626,837
Turning Point Brands, Inc.	322	9,435
Universal Corp.	443	22,912
Vector Group Ltd.	2,339	25,635
		4,110,059
TOTAL CONSUMER STAPLES		52,285,046
ENERGY - 4.0%
Energy Equipment & Services - 0.4%
Archrock, Inc.	2,472	48,624
Baker Hughes Co. Class A	18,609	623,402
Bristow Group, Inc. (a)	460	12,512
Cactus, Inc.	1,185	59,357
Championx Corp.	3,621	129,958
Core Laboratories, Inc. (b)	818	13,971
Diamond Offshore Drilling, Inc. (a)	1,906	25,998
DMC Global, Inc. (a)	373	7,270
Dril-Quip, Inc. (a)	628	14,149
Expro Group Holdings NV (a)	1,543	30,814
Halliburton Co.	16,542	652,086
Helix Energy Solutions Group, Inc. (a)	2,553	27,675
Helmerich & Payne, Inc.	1,871	78,694
Kodiak Gas Services, Inc.	276	7,546
Liberty Oilfield Services, Inc. Class A	2,790	57,809
Nabors Industries Ltd. (a)	169	14,556
Newpark Resources, Inc. (a)	1,326	9,574
Noble Corp. PLC	2,024	98,144
NOV, Inc.	7,345	143,374
Oceaneering International, Inc. (a)	1,929	45,139
Oil States International, Inc. (a)	1,047	6,450
Patterson-UTI Energy, Inc.	5,870	70,088
ProFrac Holding Corp. (a)(b)	371	3,102
ProPetro Holding Corp. (a)	1,485	11,999
RPC, Inc. (b)	1,585	12,268
Schlumberger Ltd.	26,400	1,446,984
Select Water Solutions, Inc. Class A	1,441	13,300
Solaris Oilfield Infrastructure, Inc. Class A	553	4,795
TechnipFMC PLC	8,059	202,361
TETRA Technologies, Inc. (a)	2,098	9,294
Tidewater, Inc. (a)	906	83,352
Transocean Ltd. (United States) (a)(b)	13,447	84,447
U.S. Silica Holdings, Inc. (a)	1,352	16,778
Valaris Ltd. (a)	1,178	88,656
Weatherford International PLC (a)	1,339	154,547
		4,309,073
Oil, Gas & Consumable Fuels - 3.6%
Amplify Energy Corp. (a)	709	4,686
Antero Midstream GP LP	6,374	89,618
Antero Resources Corp. (a)	5,239	151,931
APA Corp.	5,695	195,794
Ardmore Shipping Corp.	781	12,824
Berry Corp.	1,174	9,451
California Resources Corp.	1,224	67,442
Centrus Energy Corp. Class A (a)	242	10,050
Cheniere Energy, Inc.	4,401	709,793
Chesapeake Energy Corp. (b)	2,064	183,345
Chevron Corp.	32,433	5,115,981
Chord Energy Corp.	765	136,354
Civitas Resources, Inc.	1,587	120,469
Clean Energy Fuels Corp. (a)(b)	3,055	8,187
CNX Resources Corp. (a)	2,891	68,575
Comstock Resources, Inc. (b)	1,618	15,015
ConocoPhillips Co.	21,938	2,792,269
CONSOL Energy, Inc.	504	42,215
Coterra Energy, Inc.	13,907	387,727
Crescent Energy, Inc. Class A	1,477	17,576
CVR Energy, Inc.	535	19,078
Delek U.S. Holdings, Inc.	1,079	33,168
Devon Energy Corp.	11,844	594,332
Diamondback Energy, Inc.	3,308	655,546
Dorian LPG Ltd. (b)	634	24,384
DT Midstream, Inc.	1,799	109,919
EOG Resources, Inc.	10,778	1,377,860
EQT Corp.	7,610	282,103
Equitrans Midstream Corp.	8,128	101,519
Evolution Petroleum Corp.	475	2,917
Excelerate Energy, Inc.	272	4,357
Exxon Mobil Corp.	74,002	8,601,992
FutureFuel Corp.	509	4,097
Gevo, Inc. (a)(b)	3,909	3,005
Green Plains, Inc. (a)	1,059	24,484
Gulfport Energy Corp. (a)	180	28,822
Hallador Energy Co. (a)	377	2,009
Hess Corp.	5,108	779,685
HF Sinclair Corp.	2,901	175,133
International Seaways, Inc.	674	35,857
Kinder Morgan, Inc.	35,708	654,885
Kinetik Holdings, Inc.	397	15,828
Kosmos Energy Ltd. (a)	8,348	49,754
Magnolia Oil & Gas Corp. Class A (b)	3,489	90,540
Marathon Oil Corp.	10,827	306,837
Marathon Petroleum Corp.	7,018	1,414,127
Matador Resources Co. (b)	2,055	137,212
Murphy Oil Corp.	2,735	124,990
New Fortress Energy, Inc. (b)	1,205	36,861
Nextdecade Corp. (a)(b)	1,324	7,520
Northern Oil & Gas, Inc.	1,671	66,305
Occidental Petroleum Corp.	12,196	792,618
ONEOK, Inc.	10,760	862,629
Overseas Shipholding Group, Inc.	1,023	6,547
Ovintiv, Inc.	4,695	243,671
Par Pacific Holdings, Inc. (a)	1,006	37,282
PBF Energy, Inc. Class A	2,021	116,349
Peabody Energy Corp.	2,092	50,752
Permian Resource Corp. Class A	7,692	135,841
Phillips 66 Co.	8,129	1,327,791
Pioneer Natural Resources Co.	4,309	1,131,113
Range Resources Corp.	4,476	154,109
Rex American Resources Corp. (a)	273	16,028
Riley Exploration Permian, Inc.	61	2,013
Ring Energy, Inc. (a)(b)	852	1,670
SandRidge Energy, Inc. (b)	565	8,232
Scorpio Tankers, Inc.	886	63,393
SilverBow Resources, Inc. (a)	275	9,389
Sitio Royalties Corp. (b)	1,472	36,388
SM Energy Co.	2,171	108,224
Southwestern Energy Co. (a)	20,401	154,640
Talos Energy, Inc. (a)	1,809	25,199
Targa Resources Corp.	4,121	461,511
Teekay Corp. (a)	1,080	7,862
Teekay Tankers Ltd.	483	28,212
Tellurian, Inc. (a)(b)	10,182	6,734
Texas Pacific Land Corp.	345	199,586
The Williams Companies, Inc.	22,461	875,305
Uranium Energy Corp. (a)	7,060	47,655
VAALCO Energy, Inc.	1,936	13,494
Valero Energy Corp.	6,293	1,074,152
Vertex Energy, Inc. (a)(b)	1,412	1,977
Vital Energy, Inc. (a)(b)	443	23,275
Vitesse Energy, Inc. (b)	392	9,302
W&T Offshore, Inc. (b)	1,749	4,635
World Kinect Corp.	1,112	29,412
		33,971,418
TOTAL ENERGY		38,280,491
FINANCIALS - 13.5%
Banks - 3.5%
1st Source Corp.	318	16,670
Amalgamated Financial Corp.	346	8,304
Amerant Bancorp, Inc. Class A	511	11,901
Ameris Bancorp	1,189	57,524
Associated Banc-Corp.	2,695	57,969
Atlantic Union Bankshares Corp.	1,466	51,764
Axos Financial, Inc. (a)	977	52,797
Banc of California, Inc.	2,338	35,561
BancFirst Corp.	268	23,592
Bancorp, Inc., Delaware (a)	1,043	34,899
Bank First National Corp.	153	13,261
Bank of America Corp.	127,192	4,823,121
Bank of Hawaii Corp. (b)	765	47,728
Bank of Marin Bancorp	231	3,874
Bank OZK	1,977	89,874
BankUnited, Inc.	1,354	37,912
Banner Corp.	637	30,576
Berkshire Hills Bancorp, Inc.	795	18,221
BOK Financial Corp.	502	46,184
Bridgewater Bancshares, Inc. (a)	353	4,109
Brookline Bancorp, Inc., Delaware	1,632	16,255
Business First Bancshares, Inc.	459	10,227
Byline Bancorp, Inc.	509	11,055
Cadence Bank	3,419	99,151
Cambridge Bancorp	127	8,656
Camden National Corp.	270	9,050
Capitol Federal Financial, Inc.	2,366	14,101
Cathay General Bancorp	1,399	52,924
Central Pacific Financial Corp.	490	9,678
Citigroup, Inc.	35,361	2,236,230
Citizens Financial Group, Inc.	8,642	313,618
City Holding Co. (b)	267	27,827
CNB Financial Corp., Pennsylvania	410	8,360
Coastal Financial Corp. of Washington (a)	198	7,696
Columbia Banking Systems, Inc.	3,948	76,394
Columbia Financial, Inc. (a)(b)	524	9,018
Comerica, Inc.	2,452	134,835
Commerce Bancshares, Inc.	2,232	118,742
Community Bank System, Inc.	971	46,637
Community Trust Bancorp, Inc.	261	11,132
ConnectOne Bancorp, Inc.	678	13,221
CrossFirst Bankshares, Inc. (a)	805	11,141
Cullen/Frost Bankers, Inc.	1,197	134,746
Customers Bancorp, Inc. (a)	502	26,636
CVB Financial Corp.	2,425	43,262
Dime Community Bancshares, Inc.	628	12,095
Eagle Bancorp, Inc.	531	12,473
East West Bancorp, Inc.	2,619	207,189
Eastern Bankshares, Inc.	2,889	39,810
Enterprise Financial Services Corp.	664	26,932
Equity Bancshares, Inc. (b)	232	7,974
Esquire Financial Holdings, Inc.	111	5,269
Farmers National Banc Corp.	563	7,522
FB Financial Corp.	621	23,387
Fifth Third Bancorp	12,597	468,734
First Bancorp, North Carolina	731	26,404
First Bancorp, Puerto Rico	3,158	55,391
First Bancshares, Inc.	509	13,209
First Busey Corp.	913	21,958
First Citizens Bancshares, Inc.	220	359,700
First Commonwealth Financial Corp.	1,849	25,738
First Financial Bancorp, Ohio	1,713	38,405
First Financial Bankshares, Inc. (b)	2,344	76,907
First Financial Corp., Indiana	173	6,631
First Foundation, Inc.	999	7,542
First Hawaiian, Inc.	2,493	54,746
First Horizon National Corp.	10,386	159,944
First Interstate Bancsystem, Inc.	1,597	43,454
First Merchants Corp.	1,163	40,589
First of Long Island Corp.	379	4,203
Flushing Financial Corp.	550	6,936
FNB Corp., Pennsylvania	6,809	96,007
Fulton Financial Corp.	2,982	47,384
German American Bancorp, Inc.	523	18,117
Glacier Bancorp, Inc.	2,024	81,527
Great Southern Bancorp, Inc.	143	7,839
Hancock Whitney Corp.	1,639	75,460
Hanmi Financial Corp.	525	8,358
HarborOne Bancorp, Inc.	675	7,196
Heartland Financial U.S.A., Inc.	702	24,675
Heritage Commerce Corp.	1,041	8,932
Heritage Financial Corp., Washington	605	11,731
Hilltop Holdings, Inc.	817	25,588
Hingham Institution for Savings	33	5,757
Home Bancshares, Inc.	3,419	84,005
HomeStreet, Inc.	293	4,410
HomeTrust Bancshares, Inc.	301	8,229
Hope Bancorp, Inc.	2,406	27,693
Horizon Bancorp, Inc. Indiana	753	9,661
Huntington Bancshares, Inc.	26,802	373,888
Independent Bank Corp.	367	9,303
Independent Bank Corp.	801	41,668
Independent Bank Group, Inc.	663	30,266
International Bancshares Corp.	975	54,737
JPMorgan Chase & Co.	53,399	10,695,820
Kearny Financial Corp.	1,231	7,928
KeyCorp	17,349	274,288
Lakeland Bancorp, Inc.	1,169	14,145
Lakeland Financial Corp. (b)	457	30,308
Live Oak Bancshares, Inc.	591	24,532
M&T Bank Corp.	3,074	447,083
Mercantile Bank Corp.	256	9,853
Metropolitan Bank Holding Corp. (a)	205	7,893
Midland States Bancorp, Inc.	376	9,449
National Bank Holdings Corp.	783	28,243
NBT Bancorp, Inc.	852	31,251
New York Community Bancorp, Inc. (b)	13,082	42,124
Nicolet Bankshares, Inc.	226	19,434
Northfield Bancorp, Inc.	769	7,475
Northwest Bancshares, Inc.	2,269	26,434
OceanFirst Financial Corp.	1,069	17,542
OFG Bancorp	842	30,994
Old National Bancorp, Indiana	5,533	96,330
Old Second Bancorp, Inc.	687	9,508
Origin Bancorp, Inc.	555	17,338
Pacific Premier Bancorp, Inc.	1,848	44,352
Park National Corp. (b)	280	38,038
Pathward Financial, Inc.	482	24,331
Peapack-Gladstone Financial Corp.	292	7,104
Peoples Bancorp, Inc.	594	17,588
Pinnacle Financial Partners, Inc.	1,431	122,894
PNC Financial Services Group, Inc.	7,365	1,190,184
Popular, Inc.	1,350	118,922
Preferred Bank, Los Angeles	220	16,889
Premier Financial Corp.	628	12,748
Prosperity Bancshares, Inc.	1,765	116,102
Provident Bancorp, Inc. (a)	387	3,522
Provident Financial Services, Inc.	1,365	19,888
QCR Holdings, Inc.	298	18,101
Regions Financial Corp.	17,219	362,288
Renasant Corp.	1,119	35,047
S&T Bancorp, Inc.	690	22,135
Sandy Spring Bancorp, Inc.	802	18,590
Seacoast Banking Corp., Florida	1,574	39,964
ServisFirst Bancshares, Inc.	892	59,193
Simmons First National Corp. Class A	2,290	44,563
Southern Missouri Bancorp, Inc.	162	7,081
Southside Bancshares, Inc.	502	14,673
Southstate Corp.	1,428	121,423
Stellar Bancorp, Inc.	969	23,605
Stock Yards Bancorp, Inc. (b)	483	23,624
Synovus Financial Corp.	2,729	109,324
Texas Capital Bancshares, Inc. (a)	879	54,102
TFS Financial Corp.	939	11,794
Tompkins Financial Corp.	213	10,712
TowneBank	1,256	35,243
Trico Bancshares	598	21,994
Triumph Bancorp, Inc. (a)	393	31,173
Truist Financial Corp.	24,663	961,364
Trustco Bank Corp., New York	356	10,025
Trustmark Corp.	1,121	31,511
U.S. Bancorp	28,782	1,286,555
UMB Financial Corp.	794	69,070
United Bankshares, Inc., West Virginia	2,552	91,336
United Community Bank, Inc.	2,173	57,193
Univest Corp. of Pennsylvania	535	11,139
Valley National Bancorp	7,738	61,594
Veritex Holdings, Inc.	980	20,080
WaFd, Inc.	1,190	34,546
Washington Trust Bancorp, Inc.	304	8,172
Webster Financial Corp.	3,207	162,819
Wells Fargo & Co.	67,092	3,888,652
WesBanco, Inc.	1,094	32,612
Westamerica Bancorp.	473	23,120
Western Alliance Bancorp.	2,033	130,498
Wintrust Financial Corp.	1,146	119,631
WSFS Financial Corp.	1,103	49,789
Zions Bancorporation NA	2,755	119,567
		33,546,442
Capital Markets - 3.0%
Affiliated Managers Group, Inc.	634	106,176
Ameriprise Financial, Inc.	1,865	817,691
Ares Management Corp.	3,122	415,164
Artisan Partners Asset Management, Inc.	1,296	59,318
Assetmark Financial Holdings, Inc. (a)	416	14,731
B. Riley Financial, Inc. (b)	275	5,822
Bakkt Holdings, Inc. Class A (a)(b)	1,121	515
Bank of New York Mellon Corp.	14,189	817,570
BGC Group, Inc. Class A	7,261	56,418
BlackRock, Inc. Class A	2,582	2,152,613
Blackstone, Inc.	13,129	1,724,757
Blue Owl Capital, Inc. Class A	7,510	141,639
Bridge Investment Group Holdings, Inc.	612	4,192
BrightSphere Investment Group, Inc.	597	13,635
Carlyle Group LP	4,012	188,203
Cboe Global Markets, Inc.	1,951	358,457
Charles Schwab Corp.	27,490	1,988,627
CME Group, Inc.	6,650	1,431,679
Cohen & Steers, Inc.	454	34,908
Coinbase Global, Inc. (a)	3,159	837,514
Diamond Hill Investment Group, Inc.	55	8,479
Donnelley Financial Solutions, Inc. (a)	440	27,284
Evercore, Inc. Class A	645	124,221
FactSet Research Systems, Inc.	702	318,982
Federated Hermes, Inc.	1,561	56,383
Franklin Resources, Inc.	5,255	147,718
GCM Grosvenor, Inc. Class A	820	7,921
Goldman Sachs Group, Inc.	6,020	2,514,494
Hamilton Lane, Inc. Class A	692	78,030
Houlihan Lokey	962	123,319
Interactive Brokers Group, Inc.	1,981	221,298
Intercontinental Exchange, Inc.	10,567	1,452,223
Invesco Ltd.	8,404	139,422
Janus Henderson Group PLC	2,488	81,830
Jefferies Financial Group, Inc.	3,135	138,254
KKR & Co. LP	12,262	1,233,312
Lazard, Inc. Class A	2,053	85,959
LPL Financial	1,398	369,352
MarketAxess Holdings, Inc.	702	153,914
Moelis & Co. Class A	1,208	68,578
Moody's Corp.	2,907	1,142,538
Morgan Stanley	23,348	2,198,448
Morningstar, Inc.	482	148,634
MSCI, Inc.	1,462	819,378
NASDAQ, Inc.	6,287	396,710
Northern Trust Corp.	3,835	341,008
Open Lending Corp. (a)	1,813	11,349
Oppenheimer Holdings, Inc. Class A (non-vtg.)	116	4,631
P10, Inc.	791	6,660
Perella Weinberg Partners Class A	775	10,951
Piper Jaffray Companies	276	54,783
PJT Partners, Inc.	412	38,835
Raymond James Financial, Inc.	3,473	446,003
Robinhood Markets, Inc. (a)	9,555	192,342
S&P Global, Inc.	5,983	2,545,467
SEI Investments Co.	1,852	133,159
State Street Corp.	5,707	441,265
StepStone Group, Inc. Class A	939	33,560
Stifel Financial Corp.	1,895	148,132
StoneX Group, Inc. (a)	483	33,936
T. Rowe Price Group, Inc.	4,134	504,017
TPG, Inc.	1,113	49,751
Tradeweb Markets, Inc. Class A	2,124	221,257
Victory Capital Holdings, Inc.	675	28,640
Virtu Financial, Inc. Class A	1,612	33,078
Virtus Investment Partners, Inc.	120	29,758
WisdomTree Investments, Inc.	2,097	19,271
		28,554,163
Consumer Finance - 0.6%
Ally Financial, Inc.	5,027	204,046
American Express Co.	10,632	2,420,800
Bread Financial Holdings, Inc.	887	33,032
Capital One Financial Corp.	7,035	1,047,441
Credit Acceptance Corp. (a)	114	62,877
Discover Financial Services	4,622	605,898
Encore Capital Group, Inc. (a)(b)	439	20,023
Enova International, Inc. (a)	543	34,117
EZCORP, Inc. (non-vtg.) Class A (a)(b)	986	11,171
FirstCash Holdings, Inc.	674	85,962
Green Dot Corp. Class A (a)	772	7,203
LendingClub Corp. (a)	1,986	17,457
LendingTree, Inc. (a)	211	8,934
Navient Corp.	1,509	26,257
Nelnet, Inc. Class A	349	33,033
NerdWallet, Inc. (a)	729	10,716
OneMain Holdings, Inc.	2,236	114,237
Oportun Financial Corp. (a)	382	928
PRA Group, Inc. (a)	712	18,569
PROG Holdings, Inc.	811	27,931
SLM Corp.	4,232	92,215
SoFi Technologies, Inc. (a)(b)	17,774	129,750
Synchrony Financial	7,660	330,299
Upstart Holdings, Inc. (a)(b)	1,338	35,979
World Acceptance Corp. (a)	65	9,424
		5,388,299
Financial Services - 4.1%
A-Mark Precious Metals, Inc. (b)	307	9,422
Affirm Holdings, Inc. (a)	4,076	151,872
Apollo Global Management, Inc.	8,075	908,034
AvidXchange Holdings, Inc. (a)	3,270	43,001
Berkshire Hathaway, Inc. Class B (a)	33,603	14,130,734
Block, Inc. Class A (a)	10,232	865,423
Cannae Holdings, Inc. (a)	1,189	26,443
Cantaloupe, Inc. (a)	1,094	7,034
Cass Information Systems, Inc.	228	10,983
Corpay, Inc. (a)	1,336	412,209
Enact Holdings, Inc.	565	17,617
Equitable Holdings, Inc.	5,882	223,575
Essent Group Ltd.	1,998	118,901
Euronet Worldwide, Inc. (a)	821	90,253
EVERTEC, Inc. (b)	1,194	47,641
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	165	32,485
Fidelity National Information Services, Inc.	10,954	812,568
Fiserv, Inc. (a)	11,077	1,770,326
Flywire Corp. (a)	1,932	47,933
Global Payments, Inc.	4,815	643,573
i3 Verticals, Inc. Class A (a)	430	9,843
International Money Express, Inc. (a)	635	14,497
Jack Henry & Associates, Inc.	1,350	234,536
Jackson Financial, Inc.	1,332	88,098
Marqeta, Inc. Class A (a)	7,788	46,416
MasterCard, Inc. Class A	15,296	7,366,095
Merchants Bancorp	466	20,122
MGIC Investment Corp.	5,149	115,132
Mr. Cooper Group, Inc. (a)	1,232	96,034
NCR Atleos Corp.	1,199	23,680
NMI Holdings, Inc. (a)	1,482	47,928
Paymentus Holdings, Inc. (a)(b)	343	7,803
Payoneer Global, Inc. (a)	4,745	23,061
PayPal Holdings, Inc. (a)	19,929	1,335,044
PennyMac Financial Services, Inc.	531	48,369
Radian Group, Inc.	2,865	95,892
Remitly Global, Inc. (a)	2,567	53,240
Repay Holdings Corp. (a)	1,307	14,377
Rocket Companies, Inc. (a)(b)	2,266	32,970
Shift4 Payments, Inc. (a)	1,070	70,695
The Western Union Co.	6,811	95,218
Toast, Inc. (a)	6,932	172,745
UWM Holdings Corp. Class A	1,737	12,611
Visa, Inc. Class A	29,437	8,215,278
Voya Financial, Inc.	1,943	143,627
Walker & Dunlop, Inc.	608	61,444
WEX, Inc. (a)	791	187,886
		39,002,668
Insurance - 2.2%
AFLAC, Inc.	9,825	843,575
Allstate Corp.	4,832	835,984
AMBAC Financial Group, Inc. (a)	781	12,207
American Equity Investment Life Holding Co. (a)	1,185	66,621
American Financial Group, Inc.	1,214	165,687
American International Group, Inc.	12,956	1,012,771
Amerisafe, Inc.	337	16,907
Aon PLC	3,699	1,234,430
Arch Capital Group Ltd. (a)	6,895	637,374
Arthur J. Gallagher & Co.	3,987	996,909
Assurant, Inc.	972	182,969
Assured Guaranty Ltd.	1,011	88,210
Axis Capital Holdings Ltd.	1,450	94,279
Brighthouse Financial, Inc. (a)	1,167	60,147
Brown & Brown, Inc.	4,362	381,849
BRP Group, Inc. (a)	1,247	36,088
Chubb Ltd.	7,529	1,950,990
Cincinnati Financial Corp.	2,901	360,217
CNO Financial Group, Inc.	2,038	56,004
eHealth, Inc. (a)	452	2,726
Employers Holdings, Inc.	464	21,061
Enstar Group Ltd. (a)	243	75,515
Erie Indemnity Co. Class A (b)	461	185,124
Everest Re Group Ltd.	803	319,193
Fidelity National Financial, Inc.	4,787	254,190
First American Financial Corp.	1,927	117,643
Genworth Financial, Inc. Class A (a)	8,209	52,784
Globe Life, Inc.	1,583	184,214
Goosehead Insurance (a)	450	29,979
Hagerty, Inc. Class A (a)(b)	497	4,548
Hanover Insurance Group, Inc.	670	91,234
Hartford Financial Services Group, Inc.	5,542	571,103
HCI Group, Inc.	110	12,769
Hippo Holdings, Inc. (a)(b)	246	4,494
Horace Mann Educators Corp.	752	27,816
James River Group Holdings Ltd.	664	6,175
Kemper Corp.	1,140	70,589
Kinsale Capital Group, Inc.	407	213,569
Lemonade, Inc. (a)(b)	1,158	19,003
Lincoln National Corp.	3,190	101,857
Loews Corp.	3,359	262,976
Markel Group, Inc. (a)	245	372,763
Marsh & McLennan Companies, Inc.	9,101	1,874,624
MBIA, Inc. (b)	724	4,894
Mercury General Corp.	470	24,252
MetLife, Inc.	11,483	851,005
National Western Life Group, Inc.	40	19,678
Old Republic International Corp.	4,833	148,470
Oscar Health, Inc. (a)	2,753	40,937
Palomar Holdings, Inc. (a)	471	39,484
Primerica, Inc.	651	164,677
Principal Financial Group, Inc.	4,048	349,383
ProAssurance Corp.	907	11,664
Progressive Corp.	10,807	2,235,104
Prudential Financial, Inc.	6,668	782,823
Reinsurance Group of America, Inc.	1,219	235,121
RenaissanceRe Holdings Ltd.	971	228,214
RLI Corp.	747	110,907
Ryan Specialty Group Holdings, Inc.	1,901	105,506
Safety Insurance Group, Inc.	271	22,273
Selective Insurance Group, Inc.	1,129	123,253
Selectquote, Inc. (a)	2,384	4,768
Siriuspoint Ltd. (a)	1,586	20,158
Stewart Information Services Corp.	502	32,660
The Travelers Companies, Inc.	4,215	970,040
Trupanion, Inc. (a)(b)	663	18,305
United Fire Group, Inc.	414	9,013
Universal Insurance Holdings, Inc.	495	10,058
Unum Group	3,385	181,639
W.R. Berkley Corp.	3,767	333,153
White Mountains Insurance Group Ltd.	46	82,538
Willis Towers Watson PLC	1,908	524,700
		21,593,844
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp. (b)	12,448	123,235
Annaly Capital Management, Inc.	9,308	183,275
Apollo Commercial Real Estate Finance, Inc. (b)	2,367	26,368
Arbor Realty Trust, Inc. (b)	3,443	45,620
Ares Commercial Real Estate Corp.	1,061	7,904
Armour Residential REIT, Inc. (b)	877	17,338
Blackstone Mortgage Trust, Inc. (b)	3,247	64,648
BrightSpire Capital, Inc.	2,269	15,633
Cherry Hill Mortgage Investment Corp.	564	1,997
Chimera Investment Corp.	4,166	19,205
Claros Mortgage Trust, Inc. (b)	2,159	21,072
Dynex Capital, Inc.	1,000	12,450
Ellington Financial LLC (b)	1,400	16,534
Franklin BSP Realty Trust, Inc. (b)	1,476	19,719
Granite Point Mortgage Trust, Inc.	859	4,097
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	2,040	57,936
Invesco Mortgage Capital, Inc.	877	8,489
KKR Real Estate Finance Trust, Inc. (b)	1,069	10,754
Ladder Capital Corp. Class A	2,270	25,265
MFA Financial, Inc.	1,893	21,599
New York Mortgage Trust, Inc.	1,594	11,477
Orchid Island Capital, Inc. (b)	854	7,626
PennyMac Mortgage Investment Trust	1,583	23,238
Ready Capital Corp.	2,881	26,304
Redwood Trust, Inc.	2,175	13,855
Rithm Capital Corp.	9,060	101,110
Starwood Property Trust, Inc. (b)	5,573	113,299
TPG RE Finance Trust, Inc.	1,096	8,461
Two Harbors Investment Corp.	1,755	23,236
		1,031,744
TOTAL FINANCIALS		129,117,160
HEALTH CARE - 12.0%
Biotechnology - 2.3%
2seventy bio, Inc. (a)(b)	841	4,499
4D Molecular Therapeutics, Inc. (a)	552	17,587
Aadi Bioscience, Inc. (a)	263	615
AbbVie, Inc.	32,620	5,940,102
ACADIA Pharmaceuticals, Inc. (a)	2,176	40,234
Acelyrin, Inc.	533	3,598
Actinium Pharmaceuticals, Inc. (a)	400	3,132
Adicet Bio, Inc. (a)	499	1,173
ADMA Biologics, Inc. (a)	3,753	24,770
Aerovate Therapeutics, Inc. (a)	214	6,328
Agenus, Inc.	5,256	3,048
Agios Pharmaceuticals, Inc. (a)	1,095	32,018
Akero Therapeutics, Inc. (a)	1,017	25,689
Aldeyra Therapeutics, Inc. (a)	789	2,580
Alector, Inc. (a)	1,143	6,881
Alkermes PLC (a)(b)	3,131	84,756
Allakos, Inc. (a)	1,152	1,452
Allogene Therapeutics, Inc. (a)(b)	1,973	8,819
Allovir, Inc. (a)	746	563
Alnylam Pharmaceuticals, Inc. (a)	2,324	347,322
Altimmune, Inc. (a)(b)	1,001	10,190
ALX Oncology Holdings, Inc. (a)	481	5,363
Amgen, Inc.	9,890	2,811,925
Amicus Therapeutics, Inc. (a)	4,757	56,037
AnaptysBio, Inc. (a)	311	7,004
Anavex Life Sciences Corp. (a)(b)	1,610	8,195
Anika Therapeutics, Inc. (a)	292	7,417
Annexon, Inc. (a)	619	4,438
Apellis Pharmaceuticals, Inc. (a)	1,895	111,388
Apogee Therapeutics, Inc.	344	22,859
Arbutus Biopharma Corp. (a)	1,989	5,132
Arcellx, Inc. (a)	577	40,130
Arcturus Therapeutics Holdings, Inc. (a)	443	14,960
Arcus Biosciences, Inc. (a)	1,104	20,844
Arcutis Biotherapeutics, Inc. (a)(b)	1,550	15,361
Ardelyx, Inc. (a)	4,501	32,857
Arrowhead Pharmaceuticals, Inc. (a)	1,947	55,684
Ars Pharmaceuticals, Inc. (a)(b)	958	9,791
Atara Biotherapeutics, Inc. (a)	1,546	1,073
Avid Bioservices, Inc. (a)(b)	1,151	7,712
Avidity Biosciences, Inc. (a)	1,262	32,206
Beam Therapeutics, Inc. (a)(b)	1,287	42,522
BioAtla, Inc. (a)(b)	495	1,703
BioCryst Pharmaceuticals, Inc. (a)(b)	3,679	18,689
Biogen, Inc. (a)	2,682	578,320
Biohaven Ltd. (a)	1,193	65,245
BioMarin Pharmaceutical, Inc. (a)	3,493	305,079
Biomea Fusion, Inc. (a)(b)	412	6,159
BioXcel Therapeutics, Inc. (a)	308	869
bluebird bio, Inc. (a)(b)	1,804	2,309
Blueprint Medicines Corp. (a)	1,134	107,571
BridgeBio Pharma, Inc. (a)	2,440	75,445
C4 Therapeutics, Inc. (a)	739	6,038
CareDx, Inc. (a)	918	9,722
Caribou Biosciences, Inc. (a)	1,579	8,116
Carisma Therapeutics, Inc. rights (a)(c)	1,904	0
Cartesian Therapeutics, Inc.	1,985	1,290
Cartesian Therapeutics, Inc. rights (a)(c)	1,985	258
Catalyst Pharmaceutical Partners, Inc. (a)	1,827	29,122
Celldex Therapeutics, Inc. (a)	1,045	43,859
Cerevel Therapeutics Holdings (a)	1,606	67,886
Chimerix, Inc. (a)	1,642	1,741
Cogent Biosciences, Inc. (a)	1,274	8,561
Coherus BioSciences, Inc. (a)(b)	1,549	3,702
Crinetics Pharmaceuticals, Inc. (a)	1,066	49,899
CRISPR Therapeutics AG (a)(b)	1,478	100,740
Cullinan Oncology, Inc. (a)	633	10,786
Cytokinetics, Inc. (a)(b)	1,820	127,600
CytomX Therapeutics, Inc. (a)(b)	1,241	2,705
Day One Biopharmaceuticals, Inc. (a)	1,170	19,328
Deciphera Pharmaceuticals, Inc. (a)	1,011	15,903
Denali Therapeutics, Inc. (a)	2,289	46,970
DermTech, Inc. (a)(b)	459	322
Design Therapeutics, Inc. (a)	491	1,979
Dynavax Technologies Corp. (a)(b)	2,298	28,518
Dyne Therapeutics, Inc. (a)	712	20,214
Eagle Pharmaceuticals, Inc. (a)(b)	180	943
Editas Medicine, Inc. (a)(b)	1,399	10,381
Emergent BioSolutions, Inc. (a)(b)	669	1,693
Enanta Pharmaceuticals, Inc. (a)	307	5,360
Erasca, Inc. (a)	1,652	3,403
Exact Sciences Corp. (a)	3,353	231,558
Exelixis, Inc. (a)	5,784	137,254
Fate Therapeutics, Inc. (a)	1,562	11,465
FibroGen, Inc. (a)	1,392	3,271
G1 Therapeutics, Inc. (a)	963	4,160
Generation Bio Co. (a)	997	4,058
Geron Corp. (a)(b)	8,950	29,535
Gilead Sciences, Inc.	23,032	1,687,094
Gossamer Bio, Inc. (a)	3,718	4,387
Gritstone Bio, Inc. (a)(b)	1,651	4,243
Halozyme Therapeutics, Inc. (a)	2,469	100,439
Heron Therapeutics, Inc. (a)(b)	2,578	7,141
HilleVax, Inc. (a)	468	7,783
Ideaya Biosciences, Inc. (a)	1,177	51,647
IGM Biosciences, Inc. (a)(b)	353	3,406
ImmunityBio, Inc. (a)(b)	2,642	14,188
Immunovant, Inc. (a)	1,041	33,635
Incyte Corp. (a)	3,454	196,774
Inhibrx, Inc. (a)	487	17,026
Inovio Pharmaceuticals, Inc. (a)(b)	476	6,607
Inozyme Pharma, Inc. (a)	862	6,603
Insmed, Inc. (a)	2,683	72,790
Intellia Therapeutics, Inc. (a)	1,637	45,034
Ionis Pharmaceuticals, Inc. (a)	2,674	115,918
Iovance Biotherapeutics, Inc. (a)	4,125	61,133
Ironwood Pharmaceuticals, Inc. Class A (a)	2,496	21,740
iTeos Therapeutics, Inc. (a)	534	7,284
Janux Therapeutics, Inc. (a)	348	13,102
Kalvista Pharmaceuticals, Inc. (a)(b)	471	5,586
Karyopharm Therapeutics, Inc. (a)(b)	1,625	2,454
Keros Therapeutics, Inc. (a)	420	27,804
Kezar Life Sciences, Inc. (a)	891	803
Kiniksa Pharmaceuticals Ltd. (a)	572	11,286
Kodiak Sciences, Inc. (a)	567	2,982
Krystal Biotech, Inc. (a)	456	81,136
Kura Oncology, Inc. (a)	1,346	28,710
Kymera Therapeutics, Inc. (a)	785	31,557
Lyell Immunopharma, Inc. (a)	3,060	6,824
Macrogenics, Inc. (a)	1,105	16,266
Madrigal Pharmaceuticals, Inc. (a)(b)	290	77,442
MannKind Corp. (a)(b)	4,862	22,025
Mersana Therapeutics, Inc. (a)	1,724	7,724
MiMedx Group, Inc. (a)	2,020	15,554
Mirum Pharmaceuticals, Inc. (a)(b)	665	16,705
Moderna, Inc. (a)	6,134	653,639
Morphic Holding, Inc. (a)	727	25,590
Mural Oncology PLC	284	1,389
Myriad Genetics, Inc. (a)	1,716	36,585
Natera, Inc. (a)	2,091	191,243
Neurocrine Biosciences, Inc. (a)	1,821	251,152
Novavax, Inc. (a)(b)	2,129	10,177
Nurix Therapeutics, Inc. (a)	745	10,952
Nuvalent, Inc. Class A (a)	585	43,928
Ocugen, Inc. (a)(b)	5,430	8,905
Omniab, Inc. (a)(c)	93	388
Omniab, Inc. (a)(c)	93	363
Organogenesis Holdings, Inc. Class A (a)	1,355	3,848
ORIC Pharmaceuticals, Inc. (a)(b)	780	10,725
PDL BioPharma, Inc. (a)(c)	644	105
PDS Biotechnology Corp. (a)(b)	610	2,416
PMV Pharmaceuticals, Inc. (a)	642	1,091
Poseida Therapeutics, Inc. (a)	1,479	4,718
Precigen, Inc. (a)	2,875	4,169
ProKidney Corp. (a)(b)	837	1,373
Protagonist Therapeutics, Inc. (a)	1,059	30,637
Prothena Corp. PLC (a)	706	17,488
PTC Therapeutics, Inc. (a)	1,361	39,591
Puma Biotechnology, Inc. (a)(b)	695	3,684
RAPT Therapeutics, Inc. (a)	527	4,732
Recursion Pharmaceuticals, Inc. (a)(b)	3,069	30,598
Regeneron Pharmaceuticals, Inc. (a)	1,980	1,905,730
REGENXBIO, Inc. (a)	720	15,170
Relay Therapeutics, Inc. (a)	1,683	13,969
Repligen Corp. (a)	961	176,747
Replimune Group, Inc. (a)	890	7,271
Revolution Medicines, Inc. (a)	2,350	75,741
Rhythm Pharmaceuticals, Inc. (a)	971	42,073
Rigel Pharmaceuticals, Inc. (a)	3,467	5,131
Rocket Pharmaceuticals, Inc. (a)	1,331	35,857
Sage Therapeutics, Inc. (a)	944	17,691
Sana Biotechnology, Inc. (a)(b)	1,890	18,900
Sangamo Therapeutics, Inc. (a)	2,252	1,509
Sarepta Therapeutics, Inc. (a)	1,733	224,354
Scholar Rock Holding Corp. (a)(b)	848	15,060
Seres Therapeutics, Inc. (a)	1,495	1,157
SpringWorks Therapeutics, Inc. (a)	1,147	56,455
Stoke Therapeutics, Inc. (a)(b)	508	6,858
Sutro Biopharma, Inc. (a)	814	4,599
Syndax Pharmaceuticals, Inc. (a)	1,361	32,392
Tango Therapeutics, Inc. (a)(b)	917	7,281
TG Therapeutics, Inc. (a)(b)	2,558	38,907
Travere Therapeutics, Inc. (a)	1,256	9,684
Twist Bioscience Corp. (a)(b)	1,047	35,923
Ultragenyx Pharmaceutical, Inc. (a)	1,492	69,661
uniQure B.V. (a)	880	4,576
United Therapeutics Corp. (a)	871	200,086
Vanda Pharmaceuticals, Inc. (a)	1,015	4,172
Vaxart, Inc. (a)(b)	2,999	3,899
Vaxcyte, Inc. (a)	1,614	110,252
Vera Therapeutics, Inc. (a)	640	27,597
Veracyte, Inc. (a)(b)	1,315	29,140
Vericel Corp. (a)	873	45,413
Vertex Pharmaceuticals, Inc. (a)	4,762	1,990,564
Verve Therapeutics, Inc. (a)(b)	851	11,301
Viking Therapeutics, Inc. (a)	1,852	151,864
Vir Biotechnology, Inc. (a)	1,766	17,890
Viridian Therapeutics, Inc. (a)(b)	860	15,059
Voyager Therapeutics, Inc. (a)(b)	626	5,828
X4 Pharmaceuticals, Inc. (a)	1,699	2,362
Xencor, Inc. (a)	1,081	23,923
Y-mAbs Therapeutics, Inc. (a)	541	8,797
Zentalis Pharmaceuticals, Inc. (a)	1,048	16,516
		21,797,660
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	32,055	3,643,371
Align Technology, Inc. (a)	1,317	431,871
Alphatec Holdings, Inc. (a)	1,713	23,622
Angiodynamics, Inc. (a)	772	4,532
Artivion, Inc. (a)	688	14,558
Atricure, Inc. (a)	934	28,412
Atrion Corp.	25	11,589
Avanos Medical, Inc. (a)	878	17,481
AxoGen, Inc. (a)	776	6,262
Axonics, Inc. (a)	919	63,383
Baxter International, Inc.	9,390	401,329
Becton, Dickinson & Co.	5,360	1,326,332
Beyond Air, Inc. (a)(b)	312	543
Boston Scientific Corp. (a)	27,041	1,852,038
Butterfly Network, Inc. Class A (a)(b)	2,600	2,808
Cerus Corp. (a)	3,102	5,863
CONMED Corp.	557	44,605
Cutera, Inc. (a)(b)	287	422
CVRx, Inc. (a)	222	4,043
Dentsply Sirona, Inc.	3,947	131,001
DexCom, Inc. (a)	7,140	990,318
Edwards Lifesciences Corp. (a)	11,209	1,071,132
Embecta Corp.	1,036	13,748
Enovis Corp. (a)	936	58,453
Envista Holdings Corp. (a)	3,107	66,428
GE Healthcare Technologies, Inc.	7,236	657,825
Glaukos Corp. (a)	886	83,541
Globus Medical, Inc. (a)	2,145	115,058
Haemonetics Corp. (a)	925	78,949
Hologic, Inc. (a)	4,526	352,847
ICU Medical, Inc. (a)(b)	364	39,064
IDEXX Laboratories, Inc. (a)	1,536	829,332
Inari Medical, Inc. (a)	932	44,717
Inogen, Inc. (a)	325	2,623
Inspire Medical Systems, Inc. (a)	549	117,920
Insulet Corp. (a)	1,293	221,620
Integer Holdings Corp. (a)	628	73,275
Integra LifeSciences Holdings Corp. (a)	1,240	43,958
Intuitive Surgical, Inc. (a)	6,505	2,596,080
iRhythm Technologies, Inc. (a)	577	66,932
Lantheus Holdings, Inc. (a)	1,244	77,427
LeMaitre Vascular, Inc.	353	23,425
LivaNova PLC (a)	986	55,157
Masimo Corp. (a)(b)	824	121,004
Medtronic PLC	24,567	2,141,014
Merit Medical Systems, Inc. (a)	1,086	82,265
Neogen Corp. (a)	3,720	58,702
Nevro Corp. (a)	621	8,967
Novocure Ltd. (a)	1,771	27,681
Omnicell, Inc. (a)	821	23,998
OraSure Technologies, Inc. (a)	1,377	8,469
Orthofix International NV (a)	706	10,251
OrthoPediatrics Corp. (a)	286	8,340
Outset Medical, Inc. (a)	793	1,760
Paragon 28, Inc. (a)	656	8,102
Penumbra, Inc. (a)	715	159,574
PROCEPT BioRobotics Corp. (a)	788	38,943
Pulmonx Corp. (a)	652	6,044
QuidelOrtho Corp. (a)	897	43,002
ResMed, Inc.	2,721	538,840
RxSight, Inc. (a)	414	21,354
Semler Scientific, Inc. (a)	105	3,067
Senseonics Holdings, Inc. (a)(b)	10,758	5,714
Shockwave Medical, Inc. (a)	682	222,080
SI-BONE, Inc. (a)	700	11,459
Sight Sciences, Inc. (a)	534	2,820
Silk Road Medical, Inc. (a)	745	13,648
Staar Surgical Co. (a)	888	33,993
STERIS PLC	1,827	410,746
Stryker Corp.	6,245	2,234,898
SurModics, Inc. (a)	245	7,188
Tactile Systems Technology, Inc. (a)	466	7,573
Tandem Diabetes Care, Inc. (a)	1,199	42,457
Teleflex, Inc.	872	197,220
The Cooper Companies, Inc.	3,666	371,952
TransMedics Group, Inc. (a)(b)	628	46,434
Treace Medical Concepts, Inc. (a)	746	9,735
UFP Technologies, Inc. (a)	130	32,786
Varex Imaging Corp. (a)	734	13,285
Zimmer Biomet Holdings, Inc.	3,864	509,971
Zimvie, Inc. (a)	515	8,492
Zomedica Corp. (a)(b)	17,410	2,540
Zynex, Inc. (a)(b)	331	4,094
		23,194,356
Health Care Providers & Services - 2.5%
23andMe Holding Co. Class A (a)	5,014	2,667
Acadia Healthcare Co., Inc. (a)	1,717	136,021
Accolade, Inc. (a)	1,281	13,425
AdaptHealth Corp. (a)	1,467	16,885
Addus HomeCare Corp. (a)	287	29,659
Agiliti, Inc. (a)	568	5,748
agilon health, Inc. (a)(b)	5,377	32,800
Alignment Healthcare, Inc. (a)	1,713	8,496
Amedisys, Inc. (a)	618	56,955
AMN Healthcare Services, Inc. (a)	691	43,194
Astrana Health, Inc. (a)(b)	758	31,828
Brookdale Senior Living, Inc. (a)	3,403	22,494
Cardinal Health, Inc.	4,554	509,593
CareMax, Inc. Class A (a)	36	174
Castle Biosciences, Inc. (a)	517	11,452
Cencora, Inc.	3,077	747,680
Centene Corp. (a)	9,874	774,912
Chemed Corp.	279	179,098
Cigna Group	5,406	1,963,405
Clover Health Investments Corp. (a)(b)	5,756	4,570
Community Health Systems, Inc. (a)	2,272	7,952
Corvel Corp. (a)	165	43,388
Cross Country Healthcare, Inc. (a)	605	11,326
CVS Health Corp.	23,733	1,892,944
DaVita, Inc. (a)	997	137,636
DocGo, Inc. Class A (a)	1,586	6,407
Elevance Health, Inc.	4,338	2,249,427
Encompass Health Corp.	1,864	153,929
Enhabit Home Health & Hospice (a)	882	10,275
Fulgent Genetics, Inc. (a)	397	8,615
Guardant Health, Inc. (a)	2,158	44,520
HCA Holdings, Inc.	3,660	1,220,720
HealthEquity, Inc. (a)	1,590	129,792
Henry Schein, Inc. (a)	2,422	182,909
Hims & Hers Health, Inc. (a)	2,653	41,042
Humana, Inc.	2,276	789,135
Laboratory Corp. of America Holdings	1,572	343,419
LifeStance Health Group, Inc. (a)	1,632	10,069
McKesson Corp.	2,458	1,319,577
Modivcare, Inc. (a)	237	5,558
Molina Healthcare, Inc. (a)	1,078	442,875
National Healthcare Corp. (b)	237	22,399
National Research Corp. Class A	270	10,695
NeoGenomics, Inc. (a)	2,309	36,297
Opko Health, Inc. (a)(b)	7,886	9,463
Option Care Health, Inc. (a)	3,302	110,749
Owens & Minor, Inc. (a)	1,412	39,127
Patterson Companies, Inc.	1,547	42,775
Pediatrix Medical Group, Inc. (a)	1,740	17,452
Pennant Group, Inc. (a)	527	10,345
PetIQ, Inc. Class A (a)	434	7,934
Premier, Inc. (b)	2,186	48,311
Privia Health Group, Inc. (a)	1,969	38,573
Progyny, Inc. (a)	1,510	57,607
Quest Diagnostics, Inc.	2,084	277,401
R1 RCM, Inc. (a)	3,740	48,171
RadNet, Inc. (a)	1,139	55,424
Select Medical Holdings Corp.	1,917	57,798
Surgery Partners, Inc. (a)	1,413	42,150
Tenet Healthcare Corp. (a)	1,879	197,502
The Ensign Group, Inc.	1,054	131,139
The Joint Corp. (a)	247	3,226
U.S. Physical Therapy, Inc.	278	31,378
UnitedHealth Group, Inc.	17,088	8,453,434
Universal Health Services, Inc. Class B	1,130	206,180
		23,598,101
Health Care Technology - 0.1%
American Well Corp. (a)	4,197	3,403
Certara, Inc. (a)	1,941	34,705
Definitive Healthcare Corp. (a)(b)	826	6,666
Doximity, Inc. (a)	2,155	57,991
Evolent Health, Inc. Class A (a)	2,099	68,826
GoodRx Holdings, Inc. (a)	1,558	11,062
Health Catalyst, Inc. (a)	981	7,387
HealthStream, Inc.	432	11,517
MultiPlan Corp. Class A (a)	4,667	3,786
OptimizeRx Corp. (a)	382	4,641
Phreesia, Inc. (a)	1,056	25,270
Schrodinger, Inc. (a)(b)	1,014	27,378
Sharecare, Inc. Class A (a)	5,460	4,191
Simulations Plus, Inc. (b)	299	12,304
Teladoc Health, Inc. (a)	3,172	47,897
TruBridge, Inc. (a)	263	2,425
Veeva Systems, Inc. Class A (a)	2,703	626,258
		955,707
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. (a)	1,970	73,934
Adaptive Biotechnologies Corp. (a)	1,926	6,182
Agilent Technologies, Inc.	5,404	786,336
Akoya Biosciences, Inc. (a)(b)	284	1,332
Avantor, Inc. (a)	12,504	319,727
Azenta, Inc. (a)	1,128	67,996
Bio-Rad Laboratories, Inc. Class A (a)	389	134,543
Bio-Techne Corp.	2,930	206,243
BioLife Solutions, Inc. (a)	674	12,503
BioNano Genomics, Inc. (a)	446	495
Bruker Corp.	1,716	161,201
Charles River Laboratories International, Inc. (a)	949	257,132
Codexis, Inc. (a)	1,465	5,113
CryoPort, Inc. (a)(b)	863	15,275
Cytek Biosciences, Inc. (a)	1,724	11,568
Danaher Corp.	12,146	3,033,099
Fortrea Holdings, Inc.	1,663	66,753
Illumina, Inc. (a)	2,938	403,446
IQVIA Holdings, Inc. (a)	3,383	855,527
Lifecore Biomedical (a)	482	2,559
Maravai LifeSciences Holdings, Inc. (a)	2,105	18,250
MaxCyte, Inc. (a)	1,885	7,898
Medpace Holdings, Inc. (a)	431	174,189
Mesa Laboratories, Inc.	93	10,205
Mettler-Toledo International, Inc. (a)	401	533,847
OmniAb, Inc. (a)	1,613	8,742
Pacific Biosciences of California, Inc. (a)(b)	4,437	16,639
Quanterix Corp. (a)	655	15,432
Quantum-Si, Inc. (a)(b)	1,415	2,788
Revvity, Inc.	2,284	239,820
Seer, Inc. (a)	517	982
Sotera Health Co. (a)	1,942	23,323
Thermo Fisher Scientific, Inc.	7,135	4,146,933
Waters Corp. (a)	1,094	376,588
West Pharmaceutical Services, Inc.	1,368	541,331
		12,537,931
Pharmaceuticals - 3.4%
Aclaris Therapeutics, Inc. (a)	960	1,190
Amneal Intermediate, Inc. (a)	1,811	10,975
Amphastar Pharmaceuticals, Inc. (a)	686	30,122
Amylyx Pharmaceuticals, Inc. (a)	776	2,204
ANI Pharmaceuticals, Inc. (a)	273	18,872
Arvinas Holding Co. LLC (a)	996	41,115
Assertio Holdings, Inc. (a)	1,677	1,609
Atea Pharmaceuticals, Inc. (a)	1,277	5,159
Axsome Therapeutics, Inc. (a)(b)	703	56,099
Bristol-Myers Squibb Co.	37,592	2,038,614
Cara Therapeutics, Inc. (a)	718	653
Cassava Sciences, Inc. (a)(b)	718	14,568
Catalent, Inc. (a)	3,335	188,261
Collegium Pharmaceutical, Inc. (a)(b)	579	22,477
Corcept Therapeutics, Inc. (a)(b)	1,657	41,740
Edgewise Therapeutics, Inc. (a)	818	14,920
Elanco Animal Health, Inc. (a)	9,130	148,636
Eli Lilly & Co.	14,733	11,461,685
Esperion Therapeutics, Inc. (a)(b)	2,019	5,411
Evolus, Inc. (a)	832	11,648
Fulcrum Therapeutics, Inc. (a)	990	9,346
Harmony Biosciences Holdings, Inc. (a)	581	19,510
Harrow, Inc. (a)(b)	650	8,600
Innoviva, Inc. (a)(b)	1,039	15,834
Intra-Cellular Therapies, Inc. (a)	1,667	115,356
Jazz Pharmaceuticals PLC (a)	1,169	140,771
Johnson & Johnson	44,458	7,032,811
Ligand Pharmaceuticals, Inc. Class B (a)	293	21,418
Liquidia Corp. (a)	845	12,464
Marinus Pharmaceuticals, Inc. (a)(b)	1,066	9,637
Merck & Co., Inc.	46,809	6,176,448
Mind Medicine (MindMed), Inc. (a)(b)	520	4,888
Nektar Therapeutics (a)	2,694	2,517
NGM Biopharmaceuticals, Inc. (a)	583	927
Nuvation Bio, Inc. (a)	3,047	11,091
Ocular Therapeutix, Inc. (a)(b)	1,562	14,214
Omeros Corp. (a)(b)	1,073	3,702
Organon & Co.	4,758	89,450
Pacira Biosciences, Inc. (a)	920	26,882
Perrigo Co. PLC	2,555	82,245
Pfizer, Inc.	104,329	2,895,130
Phathom Pharmaceuticals, Inc. (a)(b)	556	5,905
Phibro Animal Health Corp. Class A	360	4,655
Pliant Therapeutics, Inc. (a)	979	14,587
Prestige Brands Holdings, Inc. (a)	935	67,844
Revance Therapeutics, Inc. (a)(b)	1,631	8,025
Royalty Pharma PLC	7,108	215,870
Scilex Holding Co. (a)(i)	881	1,261
SIGA Technologies, Inc. (b)	576	4,931
Supernus Pharmaceuticals, Inc. (a)	979	33,394
Tarsus Pharmaceuticals, Inc. (a)(b)	502	18,248
Theravance Biopharma, Inc. (a)(b)	609	5,463
Ventyx Biosciences, Inc. (a)	807	4,439
Viatris, Inc.	22,231	265,438
WAVE Life Sciences (a)	1,244	7,675
Xeris Biopharma Holdings, Inc. (a)(b)	2,776	6,135
Xeris Biopharma Holdings, Inc. rights (a)(c)	400	0
Zoetis, Inc. Class A	8,484	1,435,578
		32,908,647
TOTAL HEALTH CARE		114,992,402
INDUSTRIALS - 9.8%
Aerospace & Defense - 1.5%
AAR Corp. (a)	605	36,221
AeroVironment, Inc. (a)	492	75,414
AerSale Corp. (a)(b)	488	3,504
Archer Aviation, Inc. Class A (a)(b)	3,302	15,255
Astronics Corp. (a)	533	10,148
Axon Enterprise, Inc. (a)	1,302	407,370
BWX Technologies, Inc.	1,694	173,838
Cadre Holdings, Inc.	309	11,186
Curtiss-Wright Corp.	710	181,717
Ducommun, Inc. (a)	232	11,902
General Dynamics Corp.	4,183	1,181,656
HEICO Corp.	747	142,677
HEICO Corp. Class A	1,397	215,054
Hexcel Corp.	1,568	114,229
Howmet Aerospace, Inc.	7,231	494,817
Huntington Ingalls Industries, Inc.	736	214,522
Kaman Corp.	524	24,036
Kratos Defense & Security Solutions, Inc. (a)	2,351	43,211
L3Harris Technologies, Inc.	3,502	746,276
Lockheed Martin Corp.	4,078	1,854,960
Mercury Systems, Inc. (a)	1,027	30,297
Moog, Inc. Class A	524	83,657
National Presto Industries, Inc.	103	8,631
Northrop Grumman Corp.	2,619	1,253,611
Park Aerospace Corp.	335	5,571
Rocket Lab U.S.A., Inc. Class A (a)(b)	4,753	19,535
RTX Corp.	26,562	2,590,592
Spirit AeroSystems Holdings, Inc. Class A (a)	2,090	75,386
Terran Orbital Corp. Class A (a)(b)	2,163	2,834
Textron, Inc.	3,625	347,746
The Boeing Co. (a)	10,509	2,028,132
TransDigm Group, Inc.	1,022	1,258,695
Triumph Group, Inc. (a)	1,414	21,267
V2X, Inc. (a)	210	9,809
Virgin Galactic Holdings, Inc. (a)(b)	6,373	9,432
Woodward, Inc.	1,122	172,923
		13,876,111
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	943	12,976
C.H. Robinson Worldwide, Inc.	2,158	164,310
Expeditors International of Washington, Inc.	2,687	326,659
FedEx Corp.	4,271	1,237,480
Forward Air Corp.	452	14,062
GXO Logistics, Inc. (a)	2,220	119,347
Hub Group, Inc. Class A	1,189	51,389
United Parcel Service, Inc. Class B	13,363	1,986,143
		3,912,366
Building Products - 0.7%
A.O. Smith Corp.	2,273	203,343
AAON, Inc.	1,258	110,830
Advanced Drain Systems, Inc.	1,268	218,400
Allegion PLC	1,623	218,634
American Woodmark Corp. (a)	295	29,990
Apogee Enterprises, Inc.	399	23,621
Armstrong World Industries, Inc.	824	102,357
AZZ, Inc.	461	35,640
Builders FirstSource, Inc. (a)	2,279	475,285
Carlisle Companies, Inc.	900	352,665
Carrier Global Corp.	15,508	901,480
CSW Industrials, Inc.	294	68,972
Fortune Brands Innovations, Inc.	2,343	198,382
Gibraltar Industries, Inc. (a)	558	44,936
Griffon Corp.	749	54,932
Hayward Holdings, Inc. (a)	2,263	34,647
Insteel Industries, Inc.	351	13,415
Janus International Group, Inc. (a)	1,673	25,312
Jeld-Wen Holding, Inc. (a)	1,507	31,994
Johnson Controls International PLC	12,575	821,399
Lennox International, Inc.	591	288,857
Masco Corp.	4,145	326,958
Masonite International Corp. (a)	397	52,186
MasterBrand, Inc. (a)	2,407	45,107
Owens Corning	1,644	274,219
Quanex Building Products Corp.	603	23,173
Resideo Technologies, Inc. (a)	2,764	61,969
Simpson Manufacturing Co. Ltd.	792	162,503
Tecnoglass, Inc.	369	19,199
The AZEK Co., Inc. (a)	2,763	138,758
Trane Technologies PLC	4,219	1,266,544
Trex Co., Inc. (a)	2,011	200,597
UFP Industries, Inc.	1,151	141,585
Zurn Elkay Water Solutions Cor (b)	2,668	89,298
		7,057,187
Commercial Services & Supplies - 0.7%
ABM Industries, Inc.	1,249	55,730
ACCO Brands Corp.	1,675	9,397
ACV Auctions, Inc. Class A (a)	2,460	46,174
Aris Water Solution, Inc. Class A	387	5,476
Brady Corp. Class A	813	48,195
BrightView Holdings, Inc. (a)	630	7,497
Casella Waste Systems, Inc. Class A (a)	1,064	105,198
CECO Environmental Corp. (a)	543	12,500
Cimpress PLC (a)	320	28,323
Cintas Corp.	1,597	1,097,187
Clean Harbors, Inc. (a)	934	188,024
Copart, Inc.	16,135	934,539
CoreCivic, Inc. (a)	2,213	34,545
Deluxe Corp.	792	16,307
Driven Brands Holdings, Inc. (a)	1,073	16,943
Ennis, Inc.	455	9,332
Enviri Corp. (a)	1,489	13,624
Healthcare Services Group, Inc. (a)	1,402	17,497
HNI Corp.	850	38,361
Interface, Inc.	1,061	17,846
Liquidity Services, Inc. (a)	406	7,552
Matthews International Corp. Class A	536	16,659
Millerknoll, Inc.	1,351	33,451
Montrose Environmental Group, Inc. (a)	506	19,820
MSA Safety, Inc.	686	132,803
OpenLane, Inc. (a)	1,921	33,233
Pitney Bowes, Inc. (b)	2,810	12,167
Republic Services, Inc.	3,760	719,814
Rollins, Inc.	5,190	240,141
SP Plus Corp. (a)	363	18,956
Steelcase, Inc. Class A	1,721	22,511
Stericycle, Inc. (a)	1,735	91,521
Tetra Tech, Inc.	989	182,678
The Brink's Co.	852	78,708
The GEO Group, Inc. (a)	2,231	31,502
UniFirst Corp.	291	50,468
Veralto Corp.	4,057	359,694
Vestis Corp.	2,376	45,786
Viad Corp. (a)	395	15,599
VSE Corp.	249	19,920
Waste Management, Inc.	6,764	1,441,747
		6,277,425
Construction & Engineering - 0.3%
AECOM	2,565	251,575
Ameresco, Inc. Class A (a)(b)	552	13,320
API Group Corp. (a)	3,796	149,069
Arcosa, Inc.	889	76,330
Argan, Inc.	243	12,281
Comfort Systems U.S.A., Inc.	660	209,689
Construction Partners, Inc. Class A (a)	791	44,415
Dycom Industries, Inc. (a)	533	76,501
EMCOR Group, Inc.	869	304,324
Fluor Corp. (a)	3,160	133,605
Granite Construction, Inc.	799	45,647
Great Lakes Dredge & Dock Corp. (a)	1,156	10,115
MasTec, Inc. (a)	1,130	105,373
MDU Resources Group, Inc.	3,700	93,240
MYR Group, Inc. (a)	301	53,202
Northwest Pipe Co. (a)	161	5,583
Primoris Services Corp.	984	41,889
Quanta Services, Inc.	2,685	697,563
Sterling Construction Co., Inc. (a)	577	63,649
Tutor Perini Corp. (a)	721	10,426
Valmont Industries, Inc.	392	89,486
Willscot Mobile Mini Holdings (a)	3,547	164,936
		2,652,218
Electrical Equipment - 0.8%
Acuity Brands, Inc.	574	154,251
Allient, Inc.	251	8,956
AMETEK, Inc.	4,259	778,971
Array Technologies, Inc. (a)(b)	2,610	38,915
Atkore, Inc.	702	133,633
Babcock & Wilcox Enterprises, Inc. (a)	1,193	1,348
Beam Global (a)(b)	320	2,176
Blink Charging Co. (a)(b)	1,223	3,681
Bloom Energy Corp. Class A (a)(b)	3,818	42,914
ChargePoint Holdings, Inc. Class A (a)(b)	5,187	9,855
Eaton Corp. PLC	7,376	2,306,328
Emerson Electric Co.	10,534	1,194,766
Encore Wire Corp. (b)	288	75,681
Energy Vault Holdings, Inc. Class A (a)(b)	1,669	2,988
EnerSys	737	69,617
Enovix Corp. (a)(b)	2,547	20,401
Eos Energy Enterprises, Inc. (a)(b)	1,933	1,991
Fluence Energy, Inc. (a)	1,031	17,878
FTC Solar, Inc. (a)(b)	1,643	886
FuelCell Energy, Inc. (a)(b)	8,298	9,875
Generac Holdings, Inc. (a)	1,140	143,800
GrafTech International Ltd.	3,232	4,460
Hubbell, Inc. Class B	992	411,730
LSI Industries, Inc.	436	6,592
NuScale Power Corp. (a)(b)	959	5,092
nVent Electric PLC	3,076	231,930
Plug Power, Inc. (a)(b)	9,917	34,114
Powell Industries, Inc.	170	24,191
Regal Rexnord Corp.	1,229	221,343
Rockwell Automation, Inc.	2,121	617,911
Sensata Technologies, Inc. PLC	2,830	103,974
SES AI Corp. Class A (a)(b)	2,292	3,851
Shoals Technologies Group, Inc. (a)	3,280	36,670
Stem, Inc. (a)(b)	2,751	6,025
SunPower Corp. (a)(b)	1,468	4,404
Sunrun, Inc. (a)(b)	3,936	51,876
Thermon Group Holdings, Inc. (a)	598	19,567
TPI Composites, Inc. (a)(b)	670	1,950
Vertiv Holdings Co.	6,484	529,548
Vicor Corp. (a)	416	15,908
		7,350,047
Ground Transportation - 1.1%
ArcBest Corp.	431	61,418
Avis Budget Group, Inc.	338	41,391
Covenant Transport Group, Inc. Class A	156	7,232
CSX Corp.	36,455	1,351,387
Daseke, Inc. (a)	727	6,034
FTAI Infrastructure LLC	1,917	12,039
Heartland Express, Inc.	776	9,265
Hertz Global Holdings, Inc. (a)(b)	2,303	18,032
J.B. Hunt Transport Services, Inc.	1,510	300,868
Knight-Swift Transportation Holdings, Inc. Class A	2,993	164,675
Landstar System, Inc.	671	129,342
Lyft, Inc. (a)	6,438	124,575
Marten Transport Ltd.	1,042	19,256
Norfolk Southern Corp.	4,180	1,065,357
Old Dominion Freight Lines, Inc.	3,310	725,916
RXO, Inc. (a)	2,102	45,971
Ryder System, Inc.	829	99,638
Saia, Inc. (a)	491	287,235
Schneider National, Inc. Class B	664	15,033
U-Haul Holding Co. (a)(b)	174	11,752
U-Haul Holding Co. (non-vtg.)	1,843	122,891
Uber Technologies, Inc. (a)	38,020	2,927,160
Union Pacific Corp.	11,255	2,767,942
Universal Logistics Holdings, Inc.	107	3,945
Werner Enterprises, Inc.	1,217	47,609
XPO, Inc. (a)	2,144	261,632
		10,627,595
Industrial Conglomerates - 0.7%
3M Co.	10,207	1,082,656
General Electric Co.	20,105	3,529,031
Honeywell International, Inc.	12,176	2,499,124
		7,110,811
Machinery - 2.0%
3D Systems Corp. (a)	2,459	10,918
AGCO Corp.	1,155	142,088
Alamo Group, Inc.	186	42,469
Albany International Corp. Class A	604	56,480
Allison Transmission Holdings, Inc.	1,657	134,482
Astec Industries, Inc.	428	18,708
Barnes Group, Inc.	920	34,178
Blue Bird Corp. (a)	332	12,729
Caterpillar, Inc.	9,424	3,453,236
Chart Industries, Inc. (a)	781	128,646
Columbus McKinnon Corp. (NY Shares)	509	22,717
Crane Co.	907	122,563
Cummins, Inc.	2,616	770,804
Deere & Co.	4,947	2,031,931
Desktop Metal, Inc. (a)(b)	3,728	3,281
Donaldson Co., Inc.	2,239	167,209
Douglas Dynamics, Inc.	392	9,455
Dover Corp.	2,582	457,505
Energy Recovery, Inc. (a)	1,019	16,090
Enerpac Tool Group Corp. Class A	1,001	35,696
EnPro Industries, Inc.	380	64,133
ESAB Corp.	1,052	116,320
ESCO Technologies, Inc.	469	50,206
Federal Signal Corp.	1,138	96,582
Flowserve Corp.	2,444	111,642
Fortive Corp.	6,492	558,442
Franklin Electric Co., Inc.	720	76,903
Gates Industrial Corp. PLC (a)	2,802	49,623
Gorman-Rupp Co.	433	17,125
Graco, Inc.	3,112	290,848
Helios Technologies, Inc.	601	26,859
Hillenbrand, Inc.	1,274	64,069
Hillman Solutions Corp. Class A (a)	3,506	37,304
Hyliion Holdings Corp. Class A (a)	2,513	4,423
Hyster-Yale Materials Handling, Inc. Class A	196	12,577
IDEX Corp.	1,395	340,408
Illinois Tool Works, Inc.	5,050	1,355,067
Ingersoll Rand, Inc.	7,472	709,466
ITT, Inc.	1,522	207,038
John Bean Technologies Corp.	576	60,417
Kadant, Inc. (b)	220	72,182
Kennametal, Inc.	1,452	36,213
Lincoln Electric Holdings, Inc.	1,057	270,000
Lindsay Corp.	203	23,885
Luxfer Holdings PLC sponsored	434	4,501
Manitowoc Co., Inc. (a)	583	8,244
Microvast Holdings, Inc. (a)(b)	3,929	3,289
Middleby Corp. (a)	1,000	160,790
Mueller Industries, Inc.	2,114	114,008
Mueller Water Products, Inc. Class A	2,804	45,116
Nikola Corp. (a)(b)	16,510	17,170
Nordson Corp.	1,002	275,089
Omega Flex, Inc.	70	4,965
Oshkosh Corp.	1,219	152,021
Otis Worldwide Corp.	7,546	749,091
PACCAR, Inc.	9,656	1,196,282
Parker Hannifin Corp.	2,372	1,318,334
Pentair PLC	3,054	260,934
Proto Labs, Inc. (a)	486	17,375
RBC Bearings, Inc. (a)	540	145,989
REV Group, Inc.	553	12,216
Shyft Group, Inc. (The)	557	6,918
Snap-On, Inc.	975	288,815
SPX Technologies, Inc. (a)	856	105,399
Standex International Corp.	228	41,546
Stanley Black & Decker, Inc.	2,841	278,219
Tennant Co.	334	40,618
Terex Corp.	1,226	78,954
The Greenbrier Companies, Inc. (b)	573	29,853
Timken Co.	1,216	106,315
Titan International, Inc. (a)	870	10,840
Toro Co.	1,925	176,388
Trinity Industries, Inc.	1,482	41,274
Velo3D, Inc. (a)(b)	1,357	618
Wabash National Corp.	831	24,880
Watts Water Technologies, Inc. Class A	510	108,401
Westinghouse Air Brake Tech Co.	3,300	480,744
Xylem, Inc.	4,453	575,506
		19,203,619
Marine Transportation - 0.0%
Eagle Bulk Shipping, Inc. (b)	116	7,247
Genco Shipping & Trading Ltd.	734	14,922
Kirby Corp. (a)	1,109	105,710
Matson, Inc.	656	73,734
		201,613
Passenger Airlines - 0.2%
Alaska Air Group, Inc. (a)	2,396	103,004
Allegiant Travel Co.	279	20,984
American Airlines Group, Inc. (a)	12,131	186,211
Blade Air Mobility, Inc. (a)	954	2,719
Delta Air Lines, Inc.	11,906	569,940
Frontier Group Holdings, Inc. (a)(b)	996	8,078
Hawaiian Holdings, Inc. (a)	912	12,157
JetBlue Airways Corp. (a)	6,033	44,765
Joby Aviation, Inc. (a)(b)	6,782	36,352
SkyWest, Inc. (a)	743	51,326
Southwest Airlines Co.	11,029	321,937
Spirit Airlines, Inc.	1,891	9,152
Sun Country Airlines Holdings, Inc. (a)	716	10,804
United Airlines Holdings, Inc. (a)	6,077	290,967
		1,668,396
Professional Services - 0.9%
Alight, Inc. Class A (a)	6,897	67,935
ASGN, Inc. (a)	887	92,922
Automatic Data Processing, Inc.	7,591	1,895,776
Barrett Business Services, Inc.	122	15,460
Booz Allen Hamilton Holding Corp. Class A	2,410	357,740
Broadridge Financial Solutions, Inc.	2,171	444,751
CACI International, Inc. Class A (a)	414	156,836
CBIZ, Inc. (a)	934	73,319
Clarivate PLC (a)(b)	8,233	61,171
Concentrix Corp.	859	56,883
Conduent, Inc. (a)	2,860	9,667
CRA International, Inc.	132	19,745
CSG Systems International, Inc.	506	26,079
Dayforce, Inc. (a)	2,902	192,141
Dun & Bradstreet Holdings, Inc.	4,267	42,841
Equifax, Inc.	2,280	609,946
ExlService Holdings, Inc. (a)	3,091	98,294
Exponent, Inc.	920	76,075
First Advantage Corp. (b)	940	15,247
FiscalNote Holdings, Inc. Class A (a)(b)	1,132	1,506
Forrester Research, Inc. (a)	206	4,441
Franklin Covey Co. (a)	196	7,695
FTI Consulting, Inc. (a)	657	138,161
Genpact Ltd.	3,113	102,573
Heidrick & Struggles International, Inc.	348	11,714
HireRight Holdings Corp. (a)	164	2,340
Huron Consulting Group, Inc. (a)	344	33,237
ICF International, Inc.	315	47,448
Insperity, Inc.	642	70,370
Jacobs Solutions, Inc.	2,328	357,883
KBR, Inc.	2,497	158,959
Kelly Services, Inc. Class A (non-vtg.)	591	14,799
Kforce, Inc.	348	24,541
Korn Ferry	960	63,130
LegalZoom.com, Inc. (a)	2,107	28,107
Leidos Holdings, Inc.	2,537	332,575
ManpowerGroup, Inc.	924	71,739
Maximus, Inc.	1,139	95,562
NV5 Global, Inc. (a)	235	23,032
Parsons Corp. (a)	741	61,466
Paychex, Inc.	5,931	728,327
Paycom Software, Inc.	908	180,701
Paycor HCM, Inc. (a)(b)	1,169	22,725
Paylocity Holding Corp. (a)	802	137,832
Planet Labs PBC Class A (a)(b)	3,445	8,785
RCM Technologies, Inc. (a)(b)	122	2,607
Resources Connection, Inc.	547	7,199
Robert Half, Inc.	1,967	155,944
Science Applications International Corp.	980	127,782
SS&C Technologies Holdings, Inc.	3,993	257,029
Sterling Check Corp. (a)	516	8,297
TaskUs, Inc. (a)	415	4,835
TransUnion	3,584	286,003
TriNet Group, Inc.	569	75,387
TrueBlue, Inc. (a)	552	6,911
Ttec Holdings, Inc.	318	3,298
Upwork, Inc. (a)	2,467	30,245
Verisk Analytics, Inc.	2,677	631,049
Verra Mobility Corp. (a)(b)	3,013	75,235
		8,714,297
Trading Companies & Distributors - 0.5%
Air Lease Corp. Class A	1,940	99,794
Alta Equipment Group, Inc.	399	5,167
Applied Industrial Technologies, Inc.	718	141,841
Beacon Roofing Supply, Inc. (a)	1,086	106,450
BlueLinx Corp. (a)	157	20,448
Boise Cascade Co.	738	113,187
Core & Main, Inc. (a)	2,524	144,499
Custom Truck One Source, Inc. Class A (a)	1,033	6,012
DNOW, Inc. (a)	1,924	29,245
DXP Enterprises, Inc. (a)	248	13,325
Fastenal Co.	10,554	814,136
Ferguson PLC	3,768	823,044
GATX Corp.	666	89,264
Global Industrial Co.	221	9,896
GMS, Inc. (a)	767	74,660
H&E Equipment Services, Inc.	590	37,866
Herc Holdings, Inc.	526	88,526
Hudson Technologies, Inc. (a)	705	7,762
McGrath RentCorp.	445	54,900
MRC Global, Inc. (a)	1,462	18,377
MSC Industrial Direct Co., Inc. Class A	870	84,425
Rush Enterprises, Inc. Class A	1,129	60,424
SiteOne Landscape Supply, Inc. (a)	837	146,098
Titan Machinery, Inc. (a)	350	8,684
Transcat, Inc. (a)	159	17,717
United Rentals, Inc.	1,253	903,551
W.W. Grainger, Inc.	816	830,117
Watsco, Inc. (b)	627	270,845
WESCO International, Inc.	814	139,422
Xometry, Inc. (a)	745	12,583
		5,172,265
TOTAL INDUSTRIALS		93,823,950
INFORMATION TECHNOLOGY - 27.7%
Communications Equipment - 0.7%
ADTRAN Holdings, Inc.	1,257	6,838
Arista Networks, Inc. (a)	4,657	1,350,437
Aviat Networks, Inc. (a)	207	7,936
Calix, Inc. (a)	1,080	35,813
Cambium Networks Corp. (a)	205	884
Ciena Corp. (a)	2,746	135,790
Cisco Systems, Inc.	74,828	3,734,665
Clearfield, Inc. (a)(b)	265	8,173
CommScope Holding Co., Inc. (a)	3,969	5,199
Comtech Telecommunications Corp. (a)	444	1,523
Digi International, Inc. (a)	660	21,074
DZS, Inc. (a)	280	370
Extreme Networks, Inc. (a)	2,292	26,450
F5, Inc. (a)	1,108	210,066
Harmonic, Inc. (a)	2,001	26,893
Infinera Corp. (a)(b)	3,689	22,245
Juniper Networks, Inc.	5,892	218,358
Lumentum Holdings, Inc. (a)	1,216	57,578
Motorola Solutions, Inc.	3,066	1,088,369
NETGEAR, Inc. (a)	554	8,737
NetScout Systems, Inc. (a)	1,310	28,610
Ribbon Communications, Inc. (a)	1,522	4,870
ViaSat, Inc. (a)(b)	1,329	24,042
Viavi Solutions, Inc. (a)	4,084	37,124
		7,062,044
Electronic Equipment, Instruments & Components - 0.8%
908 Devices, Inc. (a)(b)	461	3,481
Advanced Energy Industries, Inc.	675	68,837
Aeva Technologies, Inc. (a)(b)	286	1,124
Akoustis Technologies, Inc. (a)(b)	1,194	706
Amphenol Corp. Class A	11,032	1,272,541
Arlo Technologies, Inc. (a)	1,777	22,479
Arrow Electronics, Inc. (a)	1,007	130,366
Avnet, Inc.	1,709	84,732
Badger Meter, Inc.	551	89,157
Bel Fuse, Inc. Class B (non-vtg.)	185	11,157
Belden, Inc.	789	73,069
Benchmark Electronics, Inc.	636	19,086
CDW Corp.	2,472	632,288
Cognex Corp.	3,204	135,914
Coherent Corp. (a)	2,440	147,913
Corning, Inc.	14,196	467,900
Crane NXT Co.	883	54,658
CTS Corp.	551	25,781
ePlus, Inc. (a)	497	39,034
Evolv Technologies Holdings, Inc. (a)	1,496	6,657
Fabrinet (a)(b)	674	127,399
FARO Technologies, Inc. (a)(b)	361	7,765
Insight Enterprises, Inc. (a)	516	95,728
IPG Photonics Corp. (a)	540	48,973
Itron, Inc. (a)	827	76,514
Jabil, Inc.	2,365	316,792
Keysight Technologies, Inc. (a)	3,283	513,396
Kimball Electronics, Inc. (a)	450	9,743
Knowles Corp. (a)	1,603	25,808
Lightwave Logic, Inc. (a)(b)	1,964	9,192
Littelfuse, Inc.	467	113,177
Luna Innovations, Inc. (a)(b)	515	1,651
Methode Electronics, Inc. Class A	650	7,917
MicroVision, Inc. (a)(b)	3,110	5,722
Mirion Technologies, Inc. Class A (a)	3,246	36,907
Napco Security Technologies, Inc.	517	20,763
nLIGHT, Inc. (a)	884	11,492
Novanta, Inc. (a)(b)	667	116,572
OSI Systems, Inc. (a)	288	41,132
Ouster, Inc. (a)(b)	702	5,574
Par Technology Corp. (a)(b)	500	22,680
PC Connection, Inc.	199	13,120
Plexus Corp. (a)	496	47,031
Richardson Electronics Ltd. (b)	176	1,621
Rogers Corp. (a)	299	35,488
Sanmina Corp. (a)	1,086	67,527
ScanSource, Inc. (a)	464	20,435
Smartrent, Inc. (a)(b)	3,061	8,203
TD SYNNEX Corp.	955	108,011
TE Connectivity Ltd.	5,740	833,678
Teledyne Technologies, Inc. (a)	874	375,226
Trimble, Inc. (a)	4,602	296,185
TTM Technologies, Inc. (a)	1,849	28,937
Vishay Intertechnology, Inc.	2,407	54,591
Vishay Precision Group, Inc. (a)	248	8,762
Vontier Corp.	2,862	129,820
Vuzix Corp. (a)(b)	938	1,135
Zebra Technologies Corp. Class A (a)	952	286,971
		7,218,518
IT Services - 1.4%
Accenture PLC Class A	11,596	4,019,290
Akamai Technologies, Inc. (a)	2,788	303,223
Amdocs Ltd.	2,210	199,718
BigCommerce Holdings, Inc. (a)	1,193	8,220
Cloudflare, Inc. (a)	5,471	529,757
Cognizant Technology Solutions Corp. Class A	9,268	679,252
Couchbase, Inc. (a)	518	13,629
Digitalocean Holdings, Inc. (a)(b)	915	34,935
DXC Technology Co. (a)	3,511	74,468
Edgio, Inc. (a)(b)	55	531
EPAM Systems, Inc. (a)	1,069	295,215
Fastly, Inc. Class A (a)	2,204	28,586
Gartner, Inc. (a)	1,441	686,881
GoDaddy, Inc. (a)	2,603	308,924
Grid Dynamics Holdings, Inc. (a)	1,051	12,917
Hackett Group, Inc.	466	11,324
IBM Corp.	16,873	3,222,068
Kyndryl Holdings, Inc. (a)	4,291	93,372
MongoDB, Inc. Class A (a)	1,320	473,405
Okta, Inc. (a)	2,899	303,293
Perficient, Inc. (a)	628	35,350
Rackspace Technology, Inc. (a)	853	1,348
Snowflake, Inc. (a)	6,094	984,790
Squarespace, Inc. Class A (a)	906	33,015
Thoughtworks Holding, Inc. (a)	1,596	4,038
Tucows, Inc. (a)	213	3,953
Twilio, Inc. Class A (a)	3,355	205,158
Unisys Corp. (a)	1,262	6,196
VeriSign, Inc. (a)	1,645	311,744
		12,884,600
Semiconductors & Semiconductor Equipment - 9.1%
ACM Research, Inc. (a)	864	25,177
Advanced Micro Devices, Inc. (a)	29,851	5,387,807
AEHR Test Systems (a)(b)	454	5,630
Allegro MicroSystems LLC (a)(b)	1,378	37,151
Alpha & Omega Semiconductor Ltd. (a)	379	8,353
Ambarella, Inc. (a)	684	34,727
Amkor Technology, Inc.	1,942	62,610
Analog Devices, Inc.	9,200	1,819,668
Applied Materials, Inc.	15,455	3,187,285
Axcelis Technologies, Inc. (a)	595	66,354
Broadcom, Inc.	8,109	10,747,750
CEVA, Inc. (a)	396	8,993
Cirrus Logic, Inc. (a)	1,013	93,763
Cohu, Inc. (a)	865	28,830
Credo Technology Group Holding Ltd. (a)	2,383	50,496
Diodes, Inc. (a)	842	59,361
Enphase Energy, Inc. (a)	2,525	305,475
Entegris, Inc.	2,774	389,858
First Solar, Inc. (a)	1,974	333,211
FormFactor, Inc. (a)	1,410	64,338
Ichor Holdings Ltd. (a)	522	20,160
Impinj, Inc. (a)	411	52,777
indie Semiconductor, Inc. (a)(b)	2,334	16,525
Intel Corp.	77,895	3,440,622
KLA Corp.	2,511	1,754,109
Kulicke & Soffa Industries, Inc.	1,076	54,134
Lam Research Corp.	2,434	2,364,801
Lattice Semiconductor Corp. (a)	2,554	199,799
MACOM Technology Solutions Holdings, Inc. (a)	1,013	96,883
Marvell Technology, Inc.	15,944	1,130,111
MaxLinear, Inc. Class A (a)	1,376	25,690
Meta Materials, Inc. (a)(b)	53	163
Microchip Technology, Inc.	9,993	896,472
Micron Technology, Inc.	20,283	2,391,163
MKS Instruments, Inc.	1,169	155,477
Monolithic Power Systems, Inc.	886	600,194
Navitas Semiconductor Corp. (a)(b)	2,315	11,043
NVE Corp.	88	7,936
NVIDIA Corp.	45,636	41,234,864
NXP Semiconductors NV	4,761	1,179,633
ON Semiconductor Corp. (a)	7,960	585,458
Onto Innovation, Inc. (a)	909	164,602
PDF Solutions, Inc. (a)	549	18,485
Photronics, Inc. (a)	1,213	34,352
Power Integrations, Inc.	1,032	73,840
Qorvo, Inc. (a)	1,803	207,038
Qualcomm, Inc.	20,558	3,480,469
Rambus, Inc. (a)	1,994	123,249
Semtech Corp. (a)	1,150	31,614
Silicon Laboratories, Inc. (a)	600	86,232
SiTime Corp. (a)	341	31,791
SkyWater Technology, Inc. (a)	374	3,804
Skyworks Solutions, Inc.	2,944	318,894
SMART Global Holdings, Inc. (a)	908	23,899
SolarEdge Technologies, Inc. (a)	1,077	76,445
Synaptics, Inc. (a)	711	69,365
Teradyne, Inc.	2,831	319,422
Texas Instruments, Inc.	16,773	2,922,024
Ultra Clean Holdings, Inc. (a)	820	37,671
Universal Display Corp.	809	136,276
Veeco Instruments, Inc. (a)(b)	1,015	35,698
Wolfspeed, Inc. (a)(b)	2,390	70,505
		87,200,526
Software - 10.4%
8x8, Inc. (a)	2,299	6,207
A10 Networks, Inc.	1,254	17,167
ACI Worldwide, Inc. (a)	1,976	65,623
Adeia, Inc.	1,990	21,731
Adobe, Inc. (a)	8,412	4,244,695
Agilysys, Inc. (a)	367	30,923
Alarm.com Holdings, Inc. (a)	906	65,658
Alkami Technology, Inc. (a)	728	17,887
Altair Engineering, Inc. Class A (a)(b)	1,023	88,131
American Software, Inc. Class A	612	7,007
Amplitude, Inc. (a)	1,338	14,557
ANSYS, Inc. (a)	1,604	556,845
AppFolio, Inc. (a)	382	94,255
Appian Corp. Class A (a)	765	30,562
AppLovin Corp. (a)	2,397	165,920
Asana, Inc. (a)(b)	1,475	22,848
Aspen Technology, Inc. (a)	523	111,545
Atlassian Corp. PLC (a)	2,866	559,185
Aurora Innovation, Inc. (a)(b)	14,516	40,935
Autodesk, Inc. (a)	3,948	1,028,138
AvePoint, Inc. (a)	1,622	12,846
Bentley Systems, Inc. Class B	4,270	222,979
Bill Holdings, Inc. (a)	1,801	123,765
Blackbaud, Inc. (a)	785	58,200
BlackLine, Inc. (a)	961	62,061
Blend Labs, Inc. (a)	3,222	10,472
Box, Inc. Class A (a)(b)	2,711	76,776
Braze, Inc. (a)	911	40,357
C3.ai, Inc. (a)(b)	1,782	48,239
Cadence Design Systems, Inc. (a)	5,027	1,564,805
CCC Intelligent Solutions Holdings, Inc. Class A (a)	4,530	54,179
Cerence, Inc. (a)	757	11,923
Cleanspark, Inc. (a)(b)	2,752	58,370
Clear Secure, Inc. (b)	1,511	32,139
Clearwater Analytics Holdings, Inc. (a)	2,434	43,057
CommVault Systems, Inc. (a)	816	82,767
Confluent, Inc. (a)	4,062	123,972
Consensus Cloud Solutions, Inc. (a)	311	4,932
Crowdstrike Holdings, Inc. (a)	4,176	1,338,784
CS Disco, Inc. (a)	470	3,821
Datadog, Inc. Class A (a)	5,584	690,182
Digimarc Corp. (a)(b)	241	6,550
Digital Turbine, Inc. (a)	1,716	4,496
DocuSign, Inc. (a)	3,756	223,670
Dolby Laboratories, Inc. Class A	1,113	93,236
Domo, Inc. Class B (a)	540	4,817
DoubleVerify Holdings, Inc. (a)	2,606	91,627
Dropbox, Inc. Class A (a)	4,752	115,474
Dynatrace, Inc. (a)	4,409	204,754
E2open Parent Holdings, Inc. (a)	2,947	13,085
Elastic NV (a)	1,497	150,059
Enfusion, Inc. Class A (a)	595	5,504
Envestnet, Inc. (a)	910	52,698
Everbridge, Inc. (a)	744	25,914
Expensify, Inc. (a)	696	1,281
Fair Isaac Corp. (a)	457	571,072
Five9, Inc. (a)	1,364	84,718
Fortinet, Inc. (a)	11,781	804,760
Freshworks, Inc. (a)	3,049	55,522
Gen Digital, Inc.	10,430	233,632
GitLab, Inc. (a)	1,616	94,245
Guidewire Software, Inc. (a)	1,518	177,166
HashiCorp, Inc. (a)	2,053	55,328
HubSpot, Inc. (a)	930	582,701
Informatica, Inc. (a)(b)	730	25,550
Intapp, Inc. (a)	557	19,105
InterDigital, Inc.	470	50,036
Intuit, Inc.	5,175	3,363,750
Jamf Holding Corp. (a)	965	17,708
LivePerson, Inc. (a)(b)	1,303	1,300
Liveramp Holdings, Inc. (a)	1,199	41,366
Manhattan Associates, Inc. (a)	1,138	284,762
Marathon Digital Holdings, Inc. (a)(b)	4,190	94,610
Matterport, Inc. (a)	4,331	9,788
MeridianLink, Inc. (a)	400	7,480
Microsoft Corp.	137,310	57,769,028
MicroStrategy, Inc. Class A (a)(b)	232	395,458
Mitek Systems, Inc. (a)	832	11,731
Model N, Inc. (a)	622	17,708
N-able, Inc. (a)	1,203	15,723
nCino, Inc. (a)(b)	1,180	44,108
NCR Voyix Corp. (a)	2,614	33,015
Nutanix, Inc. Class A (a)	4,499	277,678
Olo, Inc. (a)	1,942	10,662
ON24, Inc.	728	5,198
Onespan, Inc. (a)	549	6,385
Oracle Corp.	29,354	3,687,156
Pagerduty, Inc. (a)(b)	1,709	38,760
Palantir Technologies, Inc. (a)	35,560	818,236
Palo Alto Networks, Inc. (a)	5,742	1,631,474
Pegasystems, Inc.	805	52,035
Porch Group, Inc. Class A (a)	1,541	6,642
PowerSchool Holdings, Inc. (a)(b)	1,044	22,227
Procore Technologies, Inc. (a)	1,647	135,334
Progress Software Corp.	799	42,595
PROS Holdings, Inc. (a)(b)	785	28,519
PTC, Inc. (a)	2,191	413,968
Q2 Holdings, Inc. (a)	1,110	58,342
Qualys, Inc. (a)	682	113,805
Rapid7, Inc. (a)	1,160	56,886
Rimini Street, Inc. (a)	853	2,781
RingCentral, Inc. (a)	1,577	54,785
Riot Platforms, Inc. (a)(b)	3,806	46,585
Roper Technologies, Inc.	1,969	1,104,294
Salesforce, Inc.	17,975	5,413,711
Samsara, Inc. (a)	3,032	114,579
Semrush Holdings, Inc. (a)	572	7,585
SentinelOne, Inc. (a)	4,507	105,058
ServiceNow, Inc. (a)	3,787	2,887,209
Smartsheet, Inc. (a)	2,524	97,174
SolarWinds, Inc.	899	11,345
SoundHound AI, Inc. (a)(b)	3,850	22,677
SoundThinking, Inc. (a)	145	2,303
Sprinklr, Inc. (a)(b)	1,902	23,338
Sprout Social, Inc. (a)(b)	930	55,530
SPS Commerce, Inc. (a)	682	126,102
Synopsys, Inc. (a)	2,810	1,605,915
Telos Corp. (a)	854	3,553
Tenable Holdings, Inc. (a)	2,178	107,659
Teradata Corp. (a)	1,846	71,385
Tyler Technologies, Inc. (a)	778	330,658
UiPath, Inc. Class A (a)	7,527	170,637
Unity Software, Inc. (a)(b)	4,449	118,788
Upland Software, Inc. (a)	678	2,095
Varonis Systems, Inc. (a)	2,035	95,991
Verint Systems, Inc. (a)	1,183	39,216
Veritone, Inc. (a)(b)	400	2,104
Vertex, Inc. Class A (a)	804	25,535
Workday, Inc. Class A (a)	3,823	1,042,723
Workiva, Inc. (a)	899	76,235
Xperi, Inc. (a)	746	8,997
Yext, Inc. (a)	1,974	11,903
Zeta Global Holdings Corp. (a)	2,721	29,741
Zoom Video Communications, Inc. Class A (a)	4,699	307,174
Zscaler, Inc. (a)	1,632	314,372
Zuora, Inc. (a)	2,437	22,225
		99,576,844
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	270,105	46,317,605
Corsair Gaming, Inc. (a)	810	9,995
Dell Technologies, Inc.	4,699	536,203
Eastman Kodak Co. (a)(b)	1,248	6,178
Hewlett Packard Enterprise Co.	23,709	420,361
HP, Inc.	16,063	485,424
Immersion Corp.	547	4,092
IonQ, Inc. (a)(b)	3,159	31,558
NetApp, Inc.	3,855	404,659
Pure Storage, Inc. Class A (a)	5,421	281,838
Seagate Technology Holdings PLC	3,599	334,887
Super Micro Computer, Inc. (a)	857	865,596
Turtle Beach Corp. (a)	352	6,068
Western Digital Corp. (a)	5,992	408,894
Xerox Holdings Corp. (b)	2,071	37,071
		50,150,429
TOTAL INFORMATION TECHNOLOGY		264,092,961
MATERIALS - 2.6%
Chemicals - 1.6%
AdvanSix, Inc.	502	14,357
Air Products & Chemicals, Inc.	4,105	994,518
Albemarle Corp. (b)	2,172	286,139
Alto Ingredients, Inc. (a)	1,041	2,269
American Vanguard Corp.	468	6,061
Ashland, Inc.	960	93,475
Aspen Aerogels, Inc. (a)(b)	957	16,843
Avient Corp.	1,660	72,044
Axalta Coating Systems Ltd. (a)	4,074	140,105
Balchem Corp.	605	93,745
Cabot Corp.	1,039	95,796
Celanese Corp. Class A	1,852	318,285
CF Industries Holdings, Inc.	3,528	293,565
Corteva, Inc.	13,025	751,152
Danimer Scientific, Inc. (a)(b)	1,387	1,512
Dow, Inc.	12,953	750,367
DuPont de Nemours, Inc.	7,949	609,450
Eastman Chemical Co.	2,195	219,983
Ecolab, Inc.	4,686	1,081,997
Ecovyst, Inc. (a)	1,755	19,568
Element Solutions, Inc.	4,155	103,792
FMC Corp.	2,312	147,274
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	24,902	28,886
H.B. Fuller Co.	1,016	81,016
Hawkins, Inc.	346	26,573
Huntsman Corp.	3,099	80,667
Ingevity Corp. (a)	595	28,382
Innospec, Inc.	453	58,410
International Flavors & Fragrances, Inc.	4,725	406,303
Intrepid Potash, Inc. (a)	187	3,901
Koppers Holdings, Inc.	374	20,634
Kronos Worldwide, Inc.	473	5,581
Linde PLC	8,954	4,157,521
LSB Industries, Inc. (a)	942	8,271
LyondellBasell Industries NV Class A	4,731	483,887
Mativ, Inc. (b)	979	18,356
Minerals Technologies, Inc.	626	47,125
NewMarket Corp.	126	79,962
Olin Corp.	2,283	134,240
Origin Materials, Inc. Class A (a)(b)	2,094	1,068
Orion SA	1,042	24,508
Perimeter Solutions SA (a)	2,538	18,832
PPG Industries, Inc.	4,354	630,895
PureCycle Technologies, Inc. (a)(b)	2,494	15,513
Quaker Houghton	252	51,723
Rayonier Advanced Materials, Inc. (a)	1,066	5,095
RPM International, Inc.	2,382	283,339
Sensient Technologies Corp.	767	53,069
Sherwin-Williams Co.	4,347	1,509,844
Stepan Co.	388	34,936
The Chemours Co. LLC	2,798	73,475
The Mosaic Co.	6,057	196,610
The Scotts Miracle-Gro Co. Class A	783	58,404
Trinseo PLC	546	2,064
Tronox Holdings PLC	2,237	38,812
Westlake Corp.	602	91,986
		14,872,185
Construction Materials - 0.2%
Eagle Materials, Inc.	646	175,551
Knife River Holding Co.	1,027	83,269
Martin Marietta Materials, Inc.	1,141	700,506
Summit Materials, Inc. (a)	2,235	99,614
Vulcan Materials Co.	2,454	669,746
		1,728,686
Containers & Packaging - 0.3%
Amcor PLC	26,718	254,088
Aptargroup, Inc.	1,218	175,258
Ardagh Metal Packaging SA	2,588	8,877
Avery Dennison Corp.	1,479	330,187
Ball Corp.	5,831	392,776
Berry Global Group, Inc.	2,190	132,451
Crown Holdings, Inc.	2,234	177,067
Graphic Packaging Holding Co.	5,672	165,509
Greif, Inc.:
Class A	451	31,142
Class B	103	7,161
International Paper Co.	6,406	249,962
Myers Industries, Inc.	649	15,037
O-I Glass, Inc. (a)	2,974	49,339
Packaging Corp. of America	1,654	313,896
Pactiv Evergreen, Inc.	728	10,425
Ranpak Holdings Corp. (A Shares) (a)	699	5,501
Sealed Air Corp.	2,701	100,477
Silgan Holdings, Inc.	1,468	71,286
Sonoco Products Co.	1,830	105,847
TriMas Corp.	765	20,448
WestRock Co.	4,745	234,640
		2,851,374
Metals & Mining - 0.5%
5E Advanced Materials, Inc. (a)(b)	491	658
Alcoa Corp.	3,324	112,318
Alpha Metallurgical Resources	224	74,182
Arch Resources, Inc. (b)	335	53,865
ATI, Inc. (a)	2,367	121,119
Carpenter Technology Corp.	900	64,278
Century Aluminum Co. (a)	967	14,882
Cleveland-Cliffs, Inc. (a)	9,338	212,346
Coeur d'Alene Mines Corp. (a)	6,842	25,794
Commercial Metals Co.	2,170	127,531
Compass Minerals International, Inc.	634	9,979
Freeport-McMoRan, Inc.	26,500	1,246,030
Gatos Silver, Inc. (a)	922	7,736
Haynes International, Inc.	227	13,647
Hecla Mining Co.	10,340	49,735
Kaiser Aluminum Corp.	297	26,540
Materion Corp.	380	50,065
McEwen Mining, Inc. (a)(b)	689	6,794
Metallus, Inc. (a)	666	14,819
MP Materials Corp. (a)(b)	2,640	37,752
Newmont Corp.	21,306	763,607
Nucor Corp.	4,542	898,862
Olympic Steel, Inc.	180	12,758
Piedmont Lithium, Inc. (a)	326	4,342
Radius Recycling, Inc. Class A	446	9,424
Ramaco Resources, Inc.	537	9,043
Ramaco Resources, Inc. Class B	292	3,665
Reliance, Inc.	1,062	354,899
Royal Gold, Inc.	1,223	148,974
Ryerson Holding Corp.	543	18,191
Steel Dynamics, Inc.	2,812	416,823
SunCoke Energy, Inc.	1,536	17,311
Tredegar Corp.	448	2,921
United States Steel Corp. (b)	4,117	167,891
Warrior Metropolitan Coal, Inc.	946	57,422
Worthington Steel, Inc.	576	20,650
		5,176,853
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	296	12,944
Glatfelter Corp. (a)	768	1,536
Louisiana-Pacific Corp.	1,204	101,028
Mercer International, Inc. (SBI)	727	7,234
Sylvamo Corp.	639	39,452
		162,194
TOTAL MATERIALS		24,791,292
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Acadia Realty Trust (SBI)	1,725	29,342
Agree Realty Corp.	1,885	107,671
Alexander & Baldwin, Inc.	1,307	21,526
Alexanders, Inc.	42	9,120
Alexandria Real Estate Equities, Inc.	2,898	373,581
Alpine Income Property Trust, Inc.	237	3,621
American Assets Trust, Inc.	876	19,193
American Homes 4 Rent Class A	5,869	215,862
American Tower Corp.	8,614	1,702,040
Americold Realty Trust	4,961	123,628
Apartment Income (REIT) Corp.	2,785	90,429
Apartment Investment & Management Co. Class A (a)	2,435	19,943
Apple Hospitality (REIT), Inc.	4,053	66,388
Armada Hoffler Properties, Inc.	1,255	13,052
Ashford Hospitality Trust, Inc. (a)	553	758
AvalonBay Communities, Inc.	2,628	487,652
Boston Properties, Inc.	2,682	175,161
Braemar Hotels & Resorts, Inc.	952	1,904
Brandywine Realty Trust (SBI)	3,192	15,322
Brixmor Property Group, Inc.	5,604	131,414
Broadstone Net Lease, Inc.	3,448	54,030
Camden Property Trust (SBI)	1,985	195,324
CareTrust (REIT), Inc.	2,189	53,346
CBL & Associates Properties, Inc. (b)	442	10,126
Centerspace	283	16,171
Chatham Lodging Trust	917	9,271
City Office REIT, Inc.	645	3,360
Community Healthcare Trust, Inc.	461	12,240
COPT Defense Properties (SBI)	2,186	52,836
Cousins Properties, Inc.	2,781	66,855
Crown Castle, Inc.	8,025	849,286
CTO Realty Growth, Inc. (b)	346	5,865
CubeSmart	4,191	189,517
DiamondRock Hospitality Co.	4,073	39,142
Digital Realty Trust, Inc.	5,600	806,624
Diversified Healthcare Trust (SBI)	3,914	9,628
Douglas Emmett, Inc.	3,040	42,165
Easterly Government Properties, Inc.	1,799	20,706
EastGroup Properties, Inc.	864	155,321
Elme Communities (SBI)	1,569	21,840
Empire State Realty Trust, Inc.	2,383	24,140
EPR Properties	1,379	58,539
Equinix, Inc.	1,735	1,431,948
Equity Commonwealth	1,975	37,288
Equity Lifestyle Properties, Inc.	3,462	222,953
Equity Residential (SBI)	6,404	404,156
Essential Properties Realty Trust, Inc.	2,975	79,314
Essex Property Trust, Inc.	1,191	291,569
Extra Space Storage, Inc.	3,909	574,623
Farmland Partners, Inc.	791	8,780
Federal Realty Investment Trust (SBI)	1,372	140,109
First Industrial Realty Trust, Inc.	2,468	129,669
Four Corners Property Trust, Inc.	1,684	41,207
Franklin Street Properties Corp.	1,809	4,106
Gaming & Leisure Properties	4,960	228,507
Getty Realty Corp.	871	23,822
Gladstone Commercial Corp.	684	9,467
Gladstone Land Corp.	608	8,111
Global Medical REIT, Inc.	1,077	9,424
Global Net Lease, Inc.	3,492	27,133
Healthcare Realty Trust, Inc.	7,157	101,272
Healthpeak Properties, Inc.	10,155	190,406
Highwoods Properties, Inc. (SBI)	1,908	49,951
Host Hotels & Resorts, Inc.	13,062	270,122
Hudson Pacific Properties, Inc. (b)	2,217	14,300
Independence Realty Trust, Inc.	4,265	68,794
Industrial Logistics Properties Trust	987	4,234
InvenTrust Properties Corp.	1,346	34,606
Invitation Homes, Inc.	10,646	379,104
Iron Mountain, Inc.	5,404	433,455
JBG SMITH Properties	1,722	27,638
Kilroy Realty Corp.	1,945	70,856
Kimco Realty Corp.	12,336	241,909
Kite Realty Group Trust	4,147	89,907
Lamar Advertising Co. Class A	1,626	194,161
LTC Properties, Inc.	778	25,293
LXP Industrial Trust (REIT)	5,758	51,937
Medical Properties Trust, Inc. (b)	11,362	53,401
Mid-America Apartment Communities, Inc.	2,165	284,871
National Health Investors, Inc.	787	49,447
National Storage Affiliates Trust	1,420	55,607
Net Lease Office Properties	244	5,807
NETSTREIT Corp.	1,247	22,907
NexPoint Diversified Real Estate Trust	557	3,676
NexPoint Residential Trust, Inc.	420	13,520
NNN (REIT), Inc.	3,403	145,444
Office Properties Income Trust	771	1,573
Omega Healthcare Investors, Inc.	4,547	144,003
One Liberty Properties, Inc.	284	6,416
Orion Office (REIT), Inc.	1,152	4,044
Outfront Media, Inc.	2,653	44,544
Paramount Group, Inc.	3,061	14,356
Park Hotels & Resorts, Inc.	3,829	66,969
Pebblebrook Hotel Trust	2,171	33,455
Phillips Edison & Co., Inc.	2,201	78,950
Piedmont Office Realty Trust, Inc. Class A	2,308	16,225
Plymouth Industrial REIT, Inc.	656	14,760
Postal Realty Trust, Inc.	410	5,871
Potlatch Corp.	1,514	71,188
Prologis, Inc.	17,071	2,222,986
Public Storage	2,928	849,296
Rayonier, Inc.	2,573	85,527
Realty Income Corp.	13,381	723,912
Regency Centers Corp.	3,062	185,435
Retail Opportunity Investments Corp.	2,477	31,755
Rexford Industrial Realty, Inc. (b)	3,938	198,081
RLJ Lodging Trust	2,815	33,273
Ryman Hospitality Properties, Inc.	1,108	128,096
Sabra Health Care REIT, Inc.	4,227	62,433
Safehold, Inc. (b)	791	16,295
Saul Centers, Inc.	228	8,776
SBA Communications Corp. Class A	1,996	432,533
Service Properties Trust	2,951	20,008
Simon Property Group, Inc.	6,028	943,322
SITE Centers Corp.	3,298	48,316
SL Green Realty Corp. (b)	1,208	66,597
STAG Industrial, Inc.	3,412	131,157
Summit Hotel Properties, Inc.	2,001	13,027
Sun Communities, Inc.	2,304	296,248
Sunstone Hotel Investors, Inc.	3,937	43,858
Tanger, Inc.	1,922	56,757
Terreno Realty Corp.	1,578	104,779
The Macerich Co.	3,919	67,524
UDR, Inc.	5,623	210,356
UMH Properties, Inc.	1,186	19,261
Uniti Group, Inc.	4,238	25,004
Universal Health Realty Income Trust (SBI)	240	8,810
Urban Edge Properties	2,151	37,148
Ventas, Inc.	7,474	325,418
Veris Residential, Inc.	1,458	22,176
VICI Properties, Inc.	19,139	570,151
Vornado Realty Trust (b)	3,014	86,713
Welltower, Inc.	10,224	955,331
Weyerhaeuser Co.	13,505	484,965
Whitestone REIT Class B	870	10,919
WP Carey, Inc.	4,059	229,090
Xenia Hotels & Resorts, Inc.	1,883	28,264
		23,144,701
Real Estate Management & Development - 0.2%
Anywhere Real Estate, Inc. (a)	1,908	11,791
CBRE Group, Inc. (a)	5,639	548,336
Compass, Inc. (a)	5,883	21,179
CoStar Group, Inc. (a)	7,549	729,233
Cushman & Wakefield PLC (a)	3,105	32,478
Digitalbridge Group, Inc.	2,597	50,044
Douglas Elliman, Inc.	1,107	1,749
eXp World Holdings, Inc. (b)	1,392	14,379
Forestar Group, Inc. (a)	331	13,303
Howard Hughes Holdings, Inc.	594	43,136
Jones Lang LaSalle, Inc. (a)	884	172,460
Kennedy-Wilson Holdings, Inc. (b)	2,111	18,112
Marcus & Millichap, Inc.	414	14,146
Newmark Group, Inc.	2,112	23,422
Opendoor Technologies, Inc. (a)	10,489	31,782
RE/MAX Holdings, Inc.	295	2,587
Redfin Corp. (a)(b)	2,084	13,859
Seritage Growth Properties (a)	736	7,102
Star Holdings	208	2,687
The RMR Group, Inc.	269	6,456
The St. Joe Co.	692	40,115
Zillow Group, Inc.:
Class A (a)	1,585	75,858
Class C (a)	2,350	114,633
		1,988,847
TOTAL REAL ESTATE		25,133,548
UTILITIES - 2.1%
Electric Utilities - 1.3%
Allete, Inc.	1,092	65,127
Alliant Energy Corp.	4,718	237,787
American Electric Power Co., Inc.	9,712	836,203
Avangrid, Inc. (b)	1,276	46,497
Constellation Energy Corp.	5,901	1,090,800
Duke Energy Corp.	14,221	1,375,313
Edison International	7,093	501,688
Entergy Corp.	3,900	412,152
Evergy, Inc.	4,250	226,865
Eversource Energy	6,469	386,652
Exelon Corp.	18,391	690,950
FirstEnergy Corp.	9,550	368,821
Hawaiian Electric Industries, Inc.	1,943	21,898
IDACORP, Inc.	950	88,246
MGE Energy, Inc. (b)	684	53,844
NextEra Energy, Inc.	37,907	2,422,636
NRG Energy, Inc.	4,161	281,658
OGE Energy Corp.	3,724	127,733
Otter Tail Corp. (b)	791	68,342
PG&E Corp.	39,407	660,461
Pinnacle West Capital Corp.	2,100	156,933
PNM Resources, Inc.	1,627	61,240
Portland General Electric Co.	1,908	80,136
PPL Corp.	13,612	374,738
Southern Co.	20,134	1,444,413
Xcel Energy, Inc.	10,200	548,250
		12,629,383
Gas Utilities - 0.1%
Atmos Energy Corp.	2,733	324,872
Chesapeake Utilities Corp.	415	44,530
National Fuel Gas Co.	1,727	92,774
New Jersey Resources Corp.	1,775	76,165
Northwest Natural Holding Co.	650	24,193
ONE Gas, Inc. (b)	1,008	65,046
Southwest Gas Holdings, Inc.	1,097	83,515
Spire, Inc.	993	60,940
UGI Corp.	3,927	96,369
		868,404
Independent Power and Renewable Electricity Producers - 0.1%
Altus Power, Inc. Class A (a)(b)	1,046	5,000
Clearway Energy, Inc.:
Class A	771	16,584
Class C (b)	1,385	31,924
Montauk Renewables, Inc. (a)	1,158	4,817
Ormat Technologies, Inc. (b)	979	64,800
Sunnova Energy International, Inc. (a)(b)	1,931	11,837
The AES Corp.	12,436	222,977
Vistra Corp.	6,212	432,666
		790,605
Multi-Utilities - 0.5%
Ameren Corp.	4,856	359,150
Avista Corp.	1,407	49,273
Black Hills Corp.	1,238	67,595
CenterPoint Energy, Inc.	11,623	331,139
CMS Energy Corp.	5,384	324,871
Consolidated Edison, Inc.	6,364	577,915
Dominion Energy, Inc.	15,473	761,117
DTE Energy Co.	3,810	427,253
NiSource, Inc.	7,608	210,437
NorthWestern Energy Corp.	1,160	59,079
Public Service Enterprise Group, Inc.	9,195	614,042
Sempra	11,608	833,803
Unitil Corp.	305	15,967
WEC Energy Group, Inc.	5,827	478,513
		5,110,154
Water Utilities - 0.1%
American States Water Co.	663	47,895
American Water Works Co., Inc.	3,604	440,445
Artesian Resources Corp. Class A	159	5,900
California Water Service Group	1,121	52,104
Consolidated Water Co., Inc.	267	7,826
Essential Utilities, Inc.	4,700	174,135
Middlesex Water Co.	313	16,433
SJW Group	521	29,483
York Water Co.	237	8,596
		782,817
TOTAL UTILITIES		20,181,363
TOTAL COMMON STOCKS (Cost $675,654,075)		939,646,565

U.S. Treasury Obligations - 0.1%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (e) (Cost $595,463)	600,000	595,451

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	13,055,208	13,057,819
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	10,408,448	10,409,489
TOTAL MONEY MARKET FUNDS (Cost $23,467,308)		23,467,308

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $699,716,846)	963,709,324
NET OTHER ASSETS (LIABILITIES) - (0.9)% (h)	(8,943,041)
NET ASSETS - 100.0%	954,766,283

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	17	Jun 2024	1,824,015	52,882	52,882
CME E-mini S&P 500 Index Contracts (United States)	46	Jun 2024	12,209,550	247,268	247,268
CME E-mini S&P MidCap 400 Index Contracts (United States)	2	Jun 2024	615,480	15,689	15,689

TOTAL FUTURES CONTRACTS					315,839
The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $595,451.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Includes $28,871 of cash collateral to cover margin requirements for futures contracts.
(i)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $1,261 and all restrictions are set to expire on or before  September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	24,575,444	49,035,860	60,553,485	298,138	-	-	13,057,819	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	10,430,214	10,133,027	10,153,752	23,013	-	-	10,409,489	0.0%
Total	35,005,658	59,168,887	70,707,237	321,151	-	-	23,467,308

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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